UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement Series

Semi-Annual Report

June 30, 2019

Equity

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Equity Select Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	A Message from Lazard
3	Performance Overviews (unaudited)
7	Information About Your Portfolio’s Expenses (unaudited)
9	Portfolio Holdings Presented by Sector (unaudited)
10	Portfolios of Investments (unaudited)
10	Lazard Retirement Emerging Markets Equity Portfolio
14	Lazard Retirement International Equity Portfolio
18	Lazard Retirement US Equity Select Portfolio
22	Lazard Retirement US Small-Mid Cap Equity Portfolio
27	Lazard Retirement Global Dynamic Multi-Asset Portfolio
49	Notes to Portfolios of Investments (unaudited)
52	Statements of Assets and Liabilities (unaudited)
54	Statements of Operations (unaudited)
56	Statements of Changes in Net Assets (unaudited)
60	Financial Highlights (unaudited)
67	Notes to Financial Statements (unaudited)
89	Board of Directors and Officers Information (unaudited)
92	Other Information (unaudited)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objectives, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or each Portfolio’s summary prospectus carefully before you invest. The prospectus and each Portfolio’s summary prospectus contain the investment objectives, risks, charges, expenses and other information about each Portfolio of the Fund, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report  1

Lazard Retirement Series, Inc. A Message from Lazard

Dear Shareholder,

Global markets registered strong gains in the first half of 2019. They reached near-record highs in April, thanks to strong corporate earnings and better-than-expected quarterly US GDP growth. However, heightened trade tensions and mixed economic data gave investors pause in May as China and the United States again raised tariffs on each other’s imports after trade talks stalled.

The US equity market rose strongly during the period, boosted by hopes that renewed trade negotiations and a potential interest rate cut by the Federal Reserve in July would keep the United States on strong economic footing. Financials, materials, and technology outperformed, while energy lagged against a backdrop of falling oil prices, concerns about global demand, and rising inventories. Volatility as measured by the CBOE Volatility Index (VIX) rose mildly but remained well below levels at the end of 2018.

European equity markets have been caught in the middle of opposing forces, mainly growing tensions around global trade and increasingly dovish central banks. This has pushed European government bond yields to fresh lows and caused bond-sensitive sectors to climb higher, further stretching valuations.

Emerging markets equities gained more than 10% year to date. The asset class’s performance was volatile over the latter half of the period, reflecting extraordinary uncertainty among investors about the geopolitical environment, particularly US actions on trade in May and early June. Emerging markets debt also delivered strong year-to-date returns, supported by liquidity from central banks. However, the global growth outlook has become more uncertain and current valuations provide less compensation for the increased risks.

In this environment, we believe it is becoming increasingly important for investors to be discerning, to focus on fundamentals and not short-term macro drivers, particularly as sentiment is vulnerable to rapid shifts. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Nathan Paul

Director, CEO and President of Lazard Retirement Series, Inc.

2  Semi-Annual Report

Lazard Retirement Series, Inc. Performance Overviews (unaudited)

Lazard Retirement Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Emerging Markets Equity Portfolio and MSCI Emerging Markets® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Ten Years
Service Shares**	2.24%	–0.57%	5.20%
Investor Shares**	2.47%	–0.33%	5.46%
MSCI Emerging Markets Index	1.21%	2.49%	5.81%

Lazard Retirement International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement International Equity Portfolio and MSCI EAFE® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Ten Years
Service Shares	2.53%	1.64%	7.03%
MSCI EAFE Index	1.08%	2.25%	6.90%

Semi-Annual Report  3

Lazard Retirement US Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement US Equity Select Portfolio and S&P 500® Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Ten Years
Service Shares	11.38%	8.36%	12.55%
S&P 500 Index	10.42%	10.71%	14.70%

Lazard Retirement US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement US Small-Mid Cap Equity Portfolio, Russell 2500® Index and Russell 2000/2500 Linked Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Ten Years
Service Shares	1.28%	6.77%	12.86%
Russell 2500 Index	1.77%	7.66%	14.44%

4  Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Service Shares of Lazard Retirement Global Dynamic Multi-Asset Portfolio, MSCI World® Index and GDMA Index*

Average Annual Total Returns*

Periods Ended June 30, 2019

	One Year	Five Years	Since Inception	†
Service Shares**	5.16%	5.02%	7.52%
Investor Shares**	N/A	N/A	11.89%
MSCI World Index	6.33%	6.60%	9.72%
GDMA Index	6.47%	4.05%	5.68%
†	The inception date for the Service Shares was April 30, 2012 and for the Investor Shares was December 30, 2018.

Notes to Performance Overviews:

*	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer and dividend distributing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to reimbursed custodian out-of-pocket expenses (Note 3 in the Notes to Financial Statements) for Lazard Retirement Emerging Markets Equity Portfolio and may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of the Portfolio will fluctuate, so that Portfolio shares, when redeemed may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

Semi-Annual Report  5

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 26 emerging markets country indices.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The S&P 500 Index is a market capitalization-weighted index of 500 companies in leading industries of the US economy.

The Russell 2500 Index measures the performance of the small-to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Barclays Global Aggregate® Index and is rebalanced monthly. The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and global Treasury.

**	The performance of Service Shares and Investor Shares may vary, primarily based on the differences in fees borne by shareholders investing in different classes.

6  Semi-Annual Report

Lazard Retirement Series, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Service Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2019 through June 30, 2019 and held for the entire period.

Actual Expenses

For each Share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each Share class of the Portfolios, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other mutual funds.

Please note that you also bear fees and charges imposed by participating insurance companies at the separate account level, which are described in the separate prospectuses issued by the participating insurance companies. Such charges will have the effect of reducing account value.

Semi-Annual Report  7

Portfolio	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19 - 6/30/19	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

Emerging Markets Equity
Service Shares
Actual	$1,000.00	$1,103.70	$7.35	1.41%
Hypothetical (5% Return Before Expenses)	$1,000.00	$ 1,017.80	$7.05	1.41%
Investor Shares
Actual	$1,000.00	$1,104.40	$6.05	1.16%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81	1.16%

International Equity
Service Shares
Actual	$1,000.00	$1,155.80	$5.88	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%

US Equity Select
Service Shares
Actual	$1,000.00	$1,184.80	$5.42	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

US Small-Mid Cap Equity
Service Shares
Actual	$1,000.00	$1,213.60	$6.31	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Global Dynamic Multi-Asset
Service Shares
Actual	$1,000.00	$ 1,118.90	$5.52	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Investor Shares
Actual	$1,000.00	$ 1,118.90	$4.73	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each Share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

8  Semi-Annual Report

Lazard Retirement Series, Inc.

Portfolio Holdings Presented by Sector June 30, 2019 (unaudited)

Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Equity Select Portfolio	Lazard Retirement US Small- Mid Cap Equity Portfolio

Communication Services	12.5%	7.8%	7.0%	2.4%
Consumer Discretionary	6.7	7.1	9.5	10.2
Consumer Staples	6.6	9.1	7.8	0.8
Energy	11.3	6.3	6.1	1.7
Financials	28.1	18.4	13.2	15.7
Health Care	0.6	9.8	19.1	14.1
Industrials	5.3	17.9	9.4	16.7
Information Technology	19.1	7.2	21.4	14.7
Materials	6.3	7.4	0.9	6.3
Real Estate	—	2.8	1.7	12.3
Utilities	1.0	2.7	—	4.1
Short-Term Investments	2.5	3.5	3.9	1.0
Total Investments	100.0%	100.0%	100.0%	100.0%

Sector*	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Communication Services	6.0%
Consumer Discretionary	8.8
Consumer Staples	8.9
Energy	2.9
Financials	13.4
Health Care	10.2
Industrials	10.2
Information Technology	11.2
Materials	2.3
Real Estate	3.0
Utilities	3.4
Municipal	0.7
Sovereign Debt	15.0
US Government Securities	0.4
US Treasury Securities	2.4
Short-Term Investments	1.2
Total Investments	100.0%

*	Represents percentage of total investments.

Semi-Annual Report  9

Lazard Retirement Series, Inc. Portfolios of Investments

June 30, 2019 (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 97.1%

Argentina | 1.9%
YPF SA Sponsored ADR	613,140	$11,165,279

Brazil | 8.8%
Ambev SA ADR	1,477,377	6,899,351
Banco do Brasil SA	1,522,221	21,382,726
BB Seguridade Participacoes SA	1,200,100	10,119,725
CCR SA	2,388,950	8,498,303
Cielo SA	2,360,984	4,131,776
		51,031,881
China | 19.3%
AAC Technologies Holdings, Inc.	857,979	4,885,215
Anhui Conch Cement Co., Ltd., Class H	1,443,375	9,053,852
Baidu, Inc. Sponsored ADR (*)	39,409	4,625,040
China Construction Bank Corp., Class H	32,386,126	27,830,941
China Merchants Bank Co., Ltd., Class H	1,076,500	5,375,202
China Mobile, Ltd. Sponsored ADR	206,646	9,358,997
China Shenhua Energy Co., Ltd., Class H	2,087,775	4,362,547
CNOOC, Ltd.	3,632,679	6,249,799
ENN Energy Holdings, Ltd.	578,295	5,631,744
Hengan International Group Co., Ltd.	786,027	5,771,517
NetEase, Inc. ADR	66,636	17,043,490
Weichai Power Co., Ltd., Class H	6,497,958	10,998,114
		111,186,458
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	1,492,698	6,344,543

Hong Kong | 1.0%
ASM Pacific Technology, Ltd.	590,488	6,053,959

Hungary | 1.6%
OTP Bank Nyrt.	231,529	9,211,058

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

India | 10.9%
Axis Bank, Ltd. (*)	695,159	$8,162,829
Bajaj Auto, Ltd.	124,563	5,103,927
Bharat Petroleum Corp., Ltd.	751,551	4,265,034
Coal India, Ltd.	1,299,801	4,784,833
HCL Technologies, Ltd.	456,931	7,048,463
Hero MotoCorp, Ltd.	185,384	6,933,016
Infosys, Ltd. Sponsored ADR	553,930	5,927,051
Oil and Natural Gas Corp., Ltd.	2,416,961	5,873,677
Tata Consultancy Services, Ltd.	373,758	12,061,731
UPL, Ltd.	199,395	2,708,576
		62,869,137
Indonesia | 5.7%
PT Astra International Tbk	13,747,004	7,251,640
PT Bank Mandiri (Persero) Tbk	20,625,430	11,729,857
PT Semen Indonesia (Persero) Tbk	4,082,371	3,348,290
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	354,656	10,370,142
		32,699,929
Luxembourg | 0.7%
Ternium SA Sponsored ADR	178,608	4,006,177

Malaysia | 0.6%
British American Tobacco Malaysia Berhad	517,000	3,603,672

Mexico | 3.5%
America Movil SAB de CV, Class L Sponsored ADR	757,264	11,025,764
Grupo Mexico SAB de CV, Series B	1,489,346	3,955,035
Kimberly-Clark de Mexico SAB de CV, Series A	2,659,789	4,945,770
		19,926,569
Pakistan | 0.7%
Habib Bank, Ltd.	1,406,270	996,999
Oil & Gas Development Co., Ltd.	512,500	421,835
Pakistan Petroleum, Ltd.	3,109,162	2,812,534
		4,231,368

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  11

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Philippines | 0.8%
PLDT, Inc. Sponsored ADR	190,547	$4,729,377

Russia | 9.7%
ALROSA PAO (*)	5,214,294	7,102,875
Gazprom PJSC Sponsored ADR	1,274,826	9,340,056
LUKOIL PJSC Sponsored ADR	103,967	8,777,368
Magnit PJSC Sponsored GDR	300,431	4,378,497
Mobile TeleSystems PJSC Sponsored ADR	957,357	8,912,994
Sberbank of Russia PJSC	4,678,418	17,637,589
		56,149,379
South Africa | 7.6%
Imperial Logistics, Ltd.	149,577	546,399
Life Healthcare Group Holdings, Ltd.	2,168,022	3,456,532
Motus Holdings, Ltd.	425,448	2,210,429
Nedbank Group, Ltd.	275,990	4,968,220
PPC, Ltd. (*)	2,861,470	938,587
Sanlam, Ltd.	1,053,740	5,855,020
Shoprite Holdings, Ltd.	629,792	7,051,072
Standard Bank Group, Ltd.	409,991	5,726,295
The Bidvest Group, Ltd.	367,907	4,946,962
Vodacom Group, Ltd.	677,197	5,754,692
Woolworths Holdings, Ltd.	602,415	2,091,986
		43,546,194
South Korea | 14.5%
Hanwha Life Insurance Co., Ltd.	535,515	1,518,298
Hyundai Mobis Co., Ltd.	41,849	8,548,050
KB Financial Group, Inc.	222,392	8,811,969
KT&G Corp.	60,421	5,156,668
Samsung Electronics Co., Ltd.	657,069	26,790,001
Shinhan Financial Group Co., Ltd.	263,464	10,246,262
SK Hynix, Inc.	269,180	16,215,170
Woongjin Coway Co., Ltd.	91,594	6,141,334
		83,427,752

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Taiwan | 4.7%
Catcher Technology Co., Ltd.	785,000	$5,632,304
Hon Hai Precision Industry Co., Ltd.	2,692,320	6,718,456
Taiwan Semiconductor Manufacturing Co., Ltd.	1,902,642	14,514,365
		26,865,125
Thailand | 1.8%
Kasikornbank Public Co. Ltd.	873,169	5,395,468
The Siam Cement Public Co. Ltd. (‡)	326,908	5,031,404
		10,426,872
Turkey | 2.2%
KOC Holding AS	1,852,884	5,614,029
Tupras Turkiye Petrol Rafinerileri AS	355,255	7,056,513
		12,670,542
Total Common Stocks (Cost $525,372,586)		560,145,271

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $14,458,578)	14,458,578	14,458,578

Total Investments | 99.6% (Cost $539,831,164)		$574,603,849

Cash and Other Assets in Excess of Liabilities | 0.4%		2,167,708

Net Assets | 100.0%		$576,771,557

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  13

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 94.3%

Australia | 2.6%
Amcor, Ltd.	177,323	$2,015,487
BHP Group PLC	97,030	2,476,437
		4,491,924
Belgium | 2.6%
Anheuser-Busch InBev SA/NV	50,715	4,491,573

Canada | 5.3%
Canadian National Railway Co.	20,690	1,914,878
National Bank of Canada	42,500	2,018,957
Rogers Communications, Inc., Class B	33,800	1,809,309
Suncor Energy, Inc.	106,040	3,307,803
		9,050,947
China | 1.7%
Ping An Insurance (Group) Co. of China, Ltd., Class H	236,500	2,846,452

Denmark | 1.6%
Carlsberg A/S, Class B	19,904	2,639,281

Finland | 2.5%
Nordea Bank Abp	250,621	1,820,927
Sampo Oyj, A Shares	50,576	2,386,822
		4,207,749
France | 12.9%
Air Liquide SA	18,778	2,627,647
Atos SE	22,440	1,876,243
Cie Generale des Etablissements Michelin SCA	13,700	1,738,090
Engie SA	145,341	2,207,126
Safran SA	26,834	3,932,026
Sanofi	47,586	4,116,612
Vinci SA	23,808	2,440,979
Vivendi SA	111,393	3,070,187
		22,008,910

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 5.0%
Fresenius SE & Co. KGaA	22,301	$1,208,191
SAP SE	44,902	6,172,278
Vonovia SE	22,385	1,069,067
		8,449,536
India | 1.1%
ICICI Bank, Ltd. Sponsored ADR	151,720	1,910,155

Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	28,554	1,831,454

Israel | 1.2%
Bank Leumi Le-Israel BM	273,369	1,975,325

Japan | 12.8%
Daiwa House Industry Co., Ltd.	125,592	3,667,815
Hitachi, Ltd.	35,000	1,286,319
Kao Corp.	28,220	2,152,908
Makita Corp.	57,200	1,948,922
Nexon Co., Ltd. (*)	159,300	2,312,669
Pan Pacific International Holdings Corp.	24,381	1,549,680
Shin-Etsu Chemical Co., Ltd.	32,100	2,997,130
Sumitomo Mitsui Financial Group, Inc.	73,300	2,595,551
Suzuki Motor Corp.	36,500	1,718,021
Yamaha Corp.	32,200	1,533,155
		21,762,170
Netherlands | 7.4%
ABN AMRO Group NV	74,177	1,587,213
Koninklijke DSM NV	19,237	2,378,522
Royal Dutch Shell PLC, A Shares	173,623	5,685,241
Wolters Kluwer NV	39,907	2,905,331
		12,556,307
Norway | 2.3%
Equinor ASA	81,477	1,614,220
Telenor ASA	111,680	2,373,278
		3,987,498

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  15

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Singapore | 2.7%
DBS Group Holdings, Ltd.	162,860	$3,126,359
NetLink NBN Trust	2,115,100	1,391,292
		4,517,651
South Korea | 1.2%
Samsung Electronics Co., Ltd.	50,440	2,056,538

Spain | 1.4%
Red Electrica Corporacion SA	116,865	2,433,055

Sweden | 3.5%
Assa Abloy AB, Class B	164,863	3,732,259
Epiroc AB, Class A	217,784	2,267,645
		5,999,904
Switzerland | 4.8%
ABB, Ltd.	70,320	1,412,084
Novartis AG	73,437	6,717,063
		8,129,147
United Arab Emirates | 0.5%
Network International Holdings PLC	115,103	867,334

United Kingdom | 13.4%
Compass Group PLC	103,077	2,470,262
Diageo PLC	51,185	2,204,244
Howden Joinery Group PLC	120,477	775,765
Informa PLC	213,484	2,266,415
Prudential PLC	183,149	3,989,108
RELX PLC	180,904	4,396,731
RSA Insurance Group PLC	227,662	1,671,643
The Weir Group PLC	55,171	1,083,758
Unilever PLC	64,221	3,987,988
		22,845,914

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

United States | 6.7%
Aon PLC	26,975	$5,205,635
Ferguson PLC (*)	23,498	1,674,913
Medtronic PLC	47,200	4,596,808
		11,477,356
Total Common Stocks (Cost $139,812,517)		160,536,180

Preferred Stocks | 1.8%

Germany | 1.8%
Volkswagen AG (Cost $3,284,508)	17,631	2,971,264

Short-Term Investments | 3.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $5,914,572)	5,914,572	5,914,572

Total Investments | 99.6% (Cost $149,011,597)		$169,422,016

Cash and Other Assets in Excess of Liabilities | 0.4%		748,172

Net Assets | 100.0%		$170,170,188

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  17

Description	Shares	Fair Value

Lazard Retirement US Equity Select Portfolio

Common Stocks | 96.3%

Aerospace & Defense | 1.7%
Raytheon Co.	875	$152,145

Auto Components | 0.8%
Aptiv PLC	924	74,687

Banks | 7.6%
Bank of America Corp.	10,934	317,086
Citizens Financial Group, Inc.	2,605	92,113
Commerce Bancshares, Inc.	2,046	122,064
JPMorgan Chase & Co.	1,475	164,905
		696,168
Beverages | 3.8%
The Coca-Cola Co.	6,880	350,329

Capital Markets | 3.6%
Intercontinental Exchange, Inc.	3,815	327,861

Communications Equipment | 4.3%
Cisco Systems, Inc.	5,405	295,816
Motorola Solutions, Inc.	570	95,036
		390,852
Construction Materials | 0.9%
Vulcan Materials Co.	619	84,995

Electrical Equipment | 1.0%
Eaton Corp. PLC	1,095	91,192

Entertainment | 2.6%
Activision Blizzard, Inc.	1,165	54,988
Electronic Arts, Inc. (*)	677	68,553
The Walt Disney Co.	830	115,901
		239,442

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Equity Select Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 1.7%
Prologis, Inc.	1,945	$155,794

Food Products | 1.1%
Mondelez International, Inc., Class A	1,890	101,871

Health Care Equipment & Supplies | 5.5%
Danaher Corp.	1,197	171,075
Medtronic PLC	3,405	331,613
		502,688
Health Care Providers & Services | 4.2%
Anthem, Inc.	410	115,706
CVS Health Corp.	1,215	66,205
Humana, Inc.	393	104,263
Laboratory Corp. of America Holdings (*)	565	97,689
		383,863
Hotels, Restaurants & Leisure | 3.6%
McDonald’s Corp.	1,568	325,611

Household Products | 2.9%
The Procter & Gamble Co.	2,380	260,967

Industrial Conglomerates | 3.3%
Honeywell International, Inc.	1,720	300,295

Insurance | 2.0%
Aon PLC	948	182,945

Interactive Media & Services | 4.4%
Alphabet, Inc., Class A (*)	370	400,636

Internet & Direct Marketing Retail | 0.7%
eBay, Inc.	1,590	62,805

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  19

		Fair
Description	Shares	Value

Lazard Retirement US Equity Select Portfolio (continued)

IT Services | 4.2%
Accenture PLC, Class A	532	$98,297
Visa, Inc., Class A	1,383	240,020
Worldpay, Inc., Class A (*)	394	48,285
		386,602
Life Sciences Tools & Services | 1.1%
Thermo Fisher Scientific, Inc.	351	103,082

Machinery | 1.8%
Deere & Co.	1,000	165,710

Multiline Retail | 1.1%
Dollar General Corp.	748	101,100

Oil, Gas & Consumable Fuels | 6.1%
Chevron Corp.	2,515	312,966
ConocoPhillips	1,830	111,630
EOG Resources, Inc.	1,485	138,343
		562,939
Pharmaceuticals | 8.4%
Elanco Animal Health, Inc.	2,805	94,809
Johnson & Johnson	2,430	338,450
Pfizer, Inc.	4,290	185,843
Zoetis, Inc.	1,283	145,608
		764,710
Road & Rail | 1.6%
Norfolk Southern Corp.	739	147,305

Semiconductors & Semiconductor Equipment | 3.5%
Analog Devices, Inc.	1,763	198,990
Skyworks Solutions, Inc.	850	65,679
Texas Instruments, Inc.	495	56,806
		321,475

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Equity Select Portfolio (concluded)

Software | 6.8%
Microsoft Corp.	3,845	$515,076
Palo Alto Networks, Inc. (*)	520	105,955
		621,031
Specialty Retail | 3.4%
Lowe’s Cos., Inc.	1,847	186,381
Ross Stores, Inc.	1,232	122,116
		308,497
Technology Hardware, Storage & Peripherals | 2.6%
Apple, Inc.	1,215	240,473

Total Common Stocks (Cost $7,290,529)		8,808,070

Short-Term Investments | 3.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $358,233)	358,233	358,233

Total Investments | 100.2% (Cost $7,648,762)		$9,166,303

Liabilities in Excess of Cash and Other Assets | (0.2)%		(15,373)

Net Assets | 100.0%		$9,150,930

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  21

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio

Common Stocks | 99.0%

Aerospace & Defense | 1.1%
Curtiss-Wright Corp.	4,775	$607,046

Air Freight & Logistics | 0.8%
Echo Global Logistics, Inc. (*)	22,410	467,697

Airlines | 1.7%
Alaska Air Group, Inc.	14,650	936,282

Auto Components | 1.1%
Modine Manufacturing Co. (*)	43,975	629,282

Banks | 8.1%
Cadence BanCorp	21,605	449,384
Comerica, Inc.	7,530	546,979
Commerce Bancshares, Inc.	16,124	961,958
PacWest Bancorp	22,235	863,385
Sterling Bancorp	39,890	848,859
Wintrust Financial Corp.	11,220	820,855
		4,491,420
Biotechnology | 2.3%
Cellectis SA ADR (*)	17,120	267,072
Emergent Biosolutions, Inc. (*)	14,555	703,152
Exelixis, Inc. (*)	14,640	312,857
		1,283,081
Building Products | 2.5%
Armstrong World Industries, Inc.	7,985	776,142
PGT Innovations, Inc. (*)	37,975	634,942
		1,411,084
Capital Markets | 2.4%
E*TRADE Financial Corp.	12,000	535,200
Morningstar, Inc.	5,655	817,939
		1,353,139

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Chemicals | 3.5%
Ingevity Corp. (*)	8,780	$923,393
Innospec, Inc.	11,485	1,047,891
		1,971,284
Commercial Services & Supplies | 1.3%
The Brink’s Co.	8,560	694,901

Communications Equipment | 1.3%
Ciena Corp. (*)	16,900	695,097

Construction Materials | 1.8%
Eagle Materials, Inc.	10,635	985,864

Containers & Packaging | 1.0%
Graphic Packaging Holding Co.	38,235	534,525

Electric Utilities | 4.1%
OGE Energy Corp.	27,050	1,151,248
PNM Resources, Inc.	22,390	1,139,875
		2,291,123
Electrical Equipment | 4.0%
Atkore International Group, Inc. (*)	32,905	851,252
EnerSys	10,785	738,773
Regal Beloit Corp.	7,945	649,186
		2,239,211
Electronic Equipment, Instruments & Components | 1.5%
FLIR Systems, Inc.	15,020	812,582

Energy Equipment & Services | 0.7%
Cactus, Inc., Class A (*)	11,400	377,568

Entertainment | 2.4%
Take-Two Interactive Software, Inc. (*)	8,175	928,108
The Marcus Corp.	12,900	425,184
		1,353,292

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  23

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 12.3%
Alexandria Real Estate Equities, Inc.	9,355	$1,319,897
Brixmor Property Group, Inc.	47,720	853,234
Camden Property Trust	13,060	1,363,333
Hudson Pacific Properties, Inc.	27,215	905,443
Kilroy Realty Corp.	13,830	1,020,792
PS Business Parks, Inc.	8,215	1,384,474
		6,847,173
Food Products | 0.8%
The Simply Good Foods Co. (*)	18,465	444,637

Health Care Equipment & Supplies | 4.4%
AngioDynamics, Inc. (*)	32,640	642,682
Avanos Medical, Inc. (*)	10,685	465,973
Lantheus Holdings, Inc. (*)	15,735	445,300
STERIS PLC	6,025	897,002
		2,450,957
Health Care Providers & Services | 3.3%
Henry Schein, Inc. (*)	11,550	807,345
Laboratory Corp. of America Holdings (*)	5,810	1,004,549
		1,811,894
Hotels, Restaurants & Leisure | 3.2%
Papa John’s International, Inc.	11,850	529,932
Penn National Gaming, Inc. (*)	33,700	649,062
The Cheesecake Factory, Inc.	14,375	628,475
		1,807,469
Household Durables | 1.7%
Leggett & Platt, Inc.	25,260	969,226

Insurance | 5.2%
Arch Capital Group, Ltd. (*)	26,790	993,373
Brown & Brown, Inc.	27,845	932,807
Reinsurance Group of America, Inc.	6,360	992,351
		2,918,531

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (continued)

IT Services | 5.0%
CoreLogic, Inc. (*)	20,714	$866,467
Leidos Holdings, Inc.	16,220	1,295,167
Sabre Corp.	29,150	647,130
		2,808,764
Life Sciences Tools & Services | 1.4%
Cambrex Corp. (*)	16,735	783,365

Machinery | 2.5%
Gardner Denver Holdings, Inc. (*)	14,610	505,506
Kennametal, Inc.	9,695	358,618
TriMas Corp. (*)	17,645	546,466
		1,410,590
Oil, Gas & Consumable Fuels | 1.0%
Parsley Energy, Inc., Class A (*)	28,400	539,884

Pharmaceuticals | 2.8%
Catalent, Inc. (*)	16,960	919,402
Elanco Animal Health, Inc.	18,800	635,440
		1,554,842
Professional Services | 1.1%
FTI Consulting, Inc. (*)	7,570	634,669

Semiconductors & Semiconductor Equipment | 2.3%
Maxim Integrated Products, Inc.	10,500	628,110
MKS Instruments, Inc.	8,245	642,203
		1,270,313
Software | 4.7%
CyberArk Software, Ltd. (*)	4,330	553,547
j2 Global, Inc.	10,235	909,789
RealPage, Inc. (*)	12,350	726,798
SolarWinds Corp.	24,100	441,994
		2,632,128

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  25

		Fair
Description	Shares	Value

Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)

Specialty Retail | 1.8%
Floor & Decor Holdings, Inc., Class A (*)	14,325	$600,218
Foot Locker, Inc.	10,020	420,038
		1,020,256
Textiles, Apparel & Luxury Goods | 2.3%
Carter’s, Inc.	6,230	607,674
Steven Madden, Ltd.	19,177	651,059
		1,258,733
Trading Companies & Distributors | 1.6%
Air Lease Corp.	22,000	909,480

Total Common Stocks (Cost $49,780,203)		55,207,389

Short-Term Investments | 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $563,161)	563,161	563,161

Total Investments | 100.0% (Cost $50,343,364)		$55,770,550

Liabilities in Excess of Cash and Other Assets | 0.0%		(27,408)

Net Assets | 100.0%		$55,743,142

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 73.5%

Australia | 2.3%
AGL Energy, Ltd.	143,663	$2,019,505
Appen, Ltd.	23,313	460,104
BHP Group, Ltd.	8,629	249,971
BlueScope Steel, Ltd.	26,300	223,249
CIMIC Group, Ltd.	27,884	878,135
Cochlear, Ltd.	1,546	224,887
CSL, Ltd.	4,789	724,503
Evolution Mining, Ltd.	100,122	307,079
Fortescue Metals Group, Ltd.	37,146	236,449
Iluka Resources, Ltd.	39,060	296,030
Inghams Group, Ltd.	73,095	206,539
JB Hi-Fi, Ltd.	16,286	295,915
Qantas Airways, Ltd.	159,887	606,794
Regis Resources, Ltd.	85,734	318,773
Sandfire Resources NL	42,640	200,948
Santos, Ltd.	51,218	255,239
Saracen Mineral Holdings, Ltd. (*)	266,153	688,892
Shopping Centres Australasia Property Group REIT	117,441	197,248
Vicinity Centres REIT	135,704	233,776
Whitehaven Coal, Ltd.	47,775	123,431
Woolworths Group, Ltd.	22,841	533,722
		9,281,189
Belgium | 0.8%
Anheuser-Busch InBev SA Sponsored ADR	17,645	1,561,759
Colruyt SA	13,745	797,643
Proximus SADP	9,081	268,023
Telenet Group Holding NV	5,957	332,231
UCB SA	4,751	393,967
		3,353,623
Canada | 3.4%
Air Canada (*)	10,922	331,025
B2Gold Corp. (*)	95,247	289,476
BRP, Inc.	14,921	533,239
CAE, Inc.	49,695	1,334,808

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  27

		Fair
Description	Shares	Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Canadian National Railway Co.	21,450	$1,983,696
Canadian Natural Resources, Ltd.	4,994	134,655
CGI, Inc. (*)	12,519	962,478
Colliers International Group, Inc.	3,487	249,313
Constellation Software, Inc.	797	751,172
Granite Real Estate Investment Trust	12,063	555,365
H&R Real Estate Investment Trust	27,765	484,252
Kirkland Lake Gold, Ltd.	9,992	430,490
National Bank of Canada	6,724	319,423
Parex Resources, Inc. (*)	31,679	508,248
Rogers Communications, Inc., Class B	35,463	1,898,329
Teck Resources, Ltd., Class B	24,860	573,685
The Toronto-Dominion Bank	39,341	2,296,976
		13,636,630
China | 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	236,700	268,370

Denmark | 0.4%
Coloplast A/S, Class B	2,630	297,869
H. Lundbeck A/S	5,908	233,632
Novo Nordisk A/S, Class B	17,603	897,925
SimCorp AS	3,977	384,629
		1,814,055
Finland | 0.4%
Nordea Bank Abp Sponsored ADR	110,200	796,746
Sampo Oyj, A Shares ADR	41,390	974,528
		1,771,274
France | 1.6%
Electricite de France SA	29,268	369,133
Engie SA	7,328	111,282
Faurecia SA	2,853	132,433
Hermes International	374	269,743
Ipsen SA	3,158	430,934
Peugeot SA	38,235	942,335
Total SA	53,938	3,017,890
Ubisoft Entertainment SA ADR (*)	70,760	1,101,026
Veolia Environnement SA	6,115	149,088
		6,523,864

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Germany | 1.0%
Allianz SE	2,053	$494,804
Covestro AG	2,291	116,458
CTS Eventim AG & Co. KGaA	4,332	201,598
Deutsche Lufthansa AG	36,763	629,974
Deutsche Telekom AG	8,987	155,524
Muenchener Rueckversicherungs AG	1,336	335,302
Rheinmetall AG	3,940	482,291
RWE AG	5,705	140,638
SAP SE	1,119	153,819
Siltronic AG	1,907	139,433
Symrise AG ADR	47,680	1,147,181
		3,997,022
Hong Kong | 1.2%
AIA Group, Ltd. Sponsored ADR	43,710	1,886,086
CK Hutchison Holdings, Ltd.	21,000	206,612
Hang Seng Bank, Ltd. Sponsored ADR	58,750	1,457,587
Jardine Matheson Holdings, Ltd.	2,900	182,778
Swire Pacific, Ltd., Class A	78,000	959,733
		4,692,796
Israel | 0.6%
Bank Leumi Le-Israel BM	79,888	577,259
Israel Discount Bank, Ltd., ADR	26,945	1,098,952
Israel Discount Bank, Ltd., Class A	198,179	810,310
		2,486,521
Italy | 1.5%
Assicurazioni Generali SpA	7,428	139,697
Enel SpA	495,272	3,460,585
Hera SpA	84,034	321,620
Italgas SpA	86,263	579,153
Poste Italiane SpA	70,103	738,515
Terna SpA	101,980	649,746
UniCredit SpA	15,580	191,794
		6,081,110

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  29

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan | 5.5%
Amano Corp.	10,300	$284,950
ANA Holdings, Inc.	6,000	198,830
Canon, Inc.	5,600	164,014
Capcom Co., Ltd.	7,500	150,851
Daito Trust Construction Co., Ltd.	2,800	356,438
Daiwa House Industry Co., Ltd.	26,100	762,230
Daiwa House Industry Co., Ltd. ADR	37,370	1,100,173
Dip Corp.	12,000	201,355
East Japan Railway Co.	8,000	749,203
Fukuoka Financial Group, Inc.	30,100	553,248
Japan Airlines Co., Ltd.	12,600	403,088
Japan Post Holdings Co., Ltd.	66,500	753,436
Japan Prime Realty Investment Corp. REIT	58	251,252
JFE Holdings, Inc.	33,800	497,574
Juki Corp.	6,200	57,358
Kao Corp., ADR	71,125	1,077,544
Kinden Corp.	7,500	115,536
Kyushu Electric Power Co., Inc.	15,300	150,065
Marvelous, Inc.	14,700	111,943
McDonald’s Holdings Co. Japan, Ltd.	10,200	449,842
Mitsubishi Heavy Industries, Ltd.	5,300	231,041
Mitsubishi UFJ Financial Group, Inc.	120,300	575,101
Mizuho Financial Group, Inc.	144,500	209,642
Nintendo Co., Ltd.	600	220,578
Nissan Chemical Corp.	5,100	230,291
Nomura Holdings, Inc.	44,700	158,774
NTT DOCOMO, Inc.	147,682	3,446,688
ORIX Corp.	16,000	239,177
SAMTY Co., Ltd.	21,000	319,886
Seven & I Holdings Co., Ltd.	23,600	799,929
Shikoku Electric Power Co., Inc.	13,200	122,171
Shin-Etsu Chemical Co., Ltd.	8,000	746,948
Shionogi & Co., Ltd.	3,400	196,322
Showa Denko KK	5,700	169,037
SoftBank Group Corp.	4,100	197,574

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Sompo Holdings, Inc.	9,196	$355,897
Stanley Electric Co., Ltd.	5,100	125,733
Sumitomo Heavy Industries, Ltd.	9,000	310,487
Sumitomo Mitsui Construction Co., Ltd.	48,500	269,180
Sumitomo Mitsui Trust Holdings, Inc.	8,000	290,598
Suzuken Co., Ltd.	3,700	217,469
Taisei Corp.	6,200	225,665
TechnoPro Holdings Inc., ADR	107,355	1,137,963
Teijin, Ltd.	8,800	150,242
The Chiba Bank, Ltd.	64,100	313,933
The Chugoku Electric Power Co., Inc.	10,300	129,994
The Dai-ichi Life Insurance Co., Ltd.	46,600	705,021
The Gunma Bank, Ltd.	58,500	205,519
Tosoh Corp.	12,600	177,799
Yamaha Corp. Sponsored ADR	33,855	1,618,269
		22,485,858
Netherlands | 1.1%
Euronext NV	4,837	366,057
Koninklijke Ahold Delhaize NV	14,946	336,145
Royal Dutch Shell PLC, A Shares	28,111	920,488
Wolters Kluwer NV	1,427	103,889
Wolters Kluwer NV Sponsored ADR	35,805	2,601,591
		4,328,170
Norway | 0.6%
Aker BP ASA	5,896	170,000
DNO ASA	88,662	161,212
Equinor ASA	26,048	516,062
Leroy Seafood Group ASA	33,484	221,920
Salmar ASA	7,554	328,515
Telenor ASA	39,708	843,823
TGS NOPEC Geophysical Co. ASA	4,981	139,811
		2,381,343

Puerto Rico | 0.1%
EVERTEC, Inc.	11,358	371,407

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  31

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Singapore | 0.7%
Jardine Cycle & Carriage, Ltd.	12,600	$338,022
Oversea-Chinese Banking Corp., Ltd.	17,700	149,652
Oversea-Chinese Banking Corp., Ltd. ADR	87,785	1,466,887
Singapore Technologies Engineering, Ltd.	232,900	713,899
		2,668,460
Spain | 0.2%
Amadeus IT Group SA	1,979	156,610
CIE Automotive SA	6,505	188,353
Corporacion Financiera Alba SA	1,792	93,941
Iberdrola SA	50,991	508,629
		947,533
Sweden | 0.9%
Assa Abloy AB ADR	81,670	917,562
Axfood AB	17,176	339,878
Boliden AB	4,809	122,990
Epiroc AB ADR	114,425	1,181,553
Hexagon AB ADR	20,630	1,144,140
		3,706,123
Switzerland | 1.9%
Alcon, Inc. (*)	10,759	667,596
Helvetia Holding AG	1,921	241,378
Novartis AG	9,492	868,205
Novartis AG Sponsored ADR	20,670	1,887,378
Partners Group Holding AG	687	539,821
Roche Holding AG	10,542	2,966,163
The Swatch Group AG	4,644	251,460
Zurich Insurance Group AG	1,383	481,578
		7,903,579
United Kingdom | 4.6%
Admiral Group PLC	13,469	378,419
Anglo American PLC	18,628	532,837
Associated British Foods PLC	5,378	168,569
Auto Trader Group PLC	38,201	266,237
Britvic PLC	19,554	220,826
Bunzl PLC Sponsored ADR	40,405	1,082,450

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Centrica PLC	195,326	$217,760
Coca-Cola European Partners PLC	25,965	1,467,022
Compass Group PLC	20,589	493,420
Compass Group PLC Sponsored ADR	55,352	1,326,234
Diageo PLC Sponsored ADR	17,035	2,935,471
Howden Joinery Group PLC	59,816	385,162
Imperial Brands PLC	13,717	322,079
International Consolidated Airlines Group SA	42,486	257,259
International Consolidated Airlines Group SA	28,012	169,925
National Grid PLC	34,259	364,076
Prudential PLC ADR	24,385	1,068,551
RELX PLC Sponsored ADR	80,420	1,963,052
Rio Tinto, Ltd.	9,758	712,032
Royal Bank of Scotland Group PLC	51,170	142,860
RSA Insurance Group PLC ADR	111,880	816,724
SSP Group PLC	43,254	377,282
The Weir Group PLC Sponsored ADR	58,265	580,319
Unilever PLC Sponsored ADR	35,265	2,185,372
WH Smith PLC	11,842	296,284
		18,730,222
United States | 44.6%
3M Co.	1,796	311,319
AbbVie, Inc.	12,337	897,147
Accenture PLC, Class A	11,280	2,084,206
ACI Worldwide, Inc. N Ap (*)	7,260	249,308
AES Corp.	39,652	664,568
Aflac, Inc.	17,926	982,524
Akamai Technologies, Inc. (*)	16,737	1,341,303
Align Technology, Inc. (*)	1,140	312,018
Alphabet, Inc., Class A (*)	2,207	2,389,740
Alphabet, Inc., Class C (*)	267	288,603
Altria Group, Inc.	6,108	289,214
Amazon.com, Inc. (*)	1,576	2,984,361
American Express Co.	9,123	1,126,143
American Tower Corp. REIT	3,769	770,572
Ameriprise Financial, Inc.	5,170	750,477

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  33

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Amgen, Inc.	2,267	$417,763
Aon PLC	21,309	4,112,211
Apple, Inc.	20,957	4,147,809
Applied Materials, Inc.	4,079	183,188
AutoZone, Inc. (*)	1,064	1,169,836
Avnet, Inc.	6,754	305,754
AXA Equitable Holdings, Inc.	25,129	525,196
Bank of America Corp.	35,486	1,029,094
Baxter International, Inc.	2,034	166,585
Best Buy Co., Inc.	2,331	162,541
Booking Holdings, Inc. (*)	113	211,842
BorgWarner, Inc.	3,886	163,134
Boston Scientific Corp. (*)	37,185	1,598,211
Brinker International, Inc.	7,784	306,300
Bristol-Myers Squibb Co.	17,565	796,573
Broadcom, Inc.	1,802	518,724
Broadridge Financial Solutions, Inc.	2,311	295,068
Burlington Stores, Inc. (*)	1,475	250,971
Cable One, Inc.	219	256,447
Cadence Design Systems, Inc. (*)	9,922	702,577
Cardinal Health, Inc.	4,552	214,399
Caterpillar, Inc.	6,659	907,555
CBRE Group, Inc., Class A (*)	24,047	1,233,611
CDW Corp.	2,926	324,786
Cerner Corp.	5,179	379,621
Chevron Corp.	19,401	2,414,260
Church & Dwight Co., Inc.	3,721	271,856
Cigna Corp.	5,022	791,216
Cisco Systems, Inc.	26,565	1,453,902
Citigroup, Inc.	7,888	552,397
Citizens Financial Group, Inc.	3,589	126,907
Colgate-Palmolive Co.	11,121	797,042
Comcast Corp., Class A	53,935	2,280,372
Comerica, Inc.	18,280	1,327,859
ConocoPhillips	27,719	1,690,859
CoreLogic, Inc. (*)	20,350	851,240

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Costco Wholesale Corp.	1,671	$441,578
Cummins, Inc.	3,292	564,051
Darden Restaurants, Inc.	12,004	1,461,247
Delta Air Lines, Inc.	7,645	433,854
Discover Financial Services	6,569	509,689
Dollar General Corp.	8,490	1,147,508
E*TRADE Financial Corp.	5,327	237,584
Eaton Corp. PLC	10,065	838,213
eBay, Inc.	24,415	964,392
Edison International	20,133	1,357,166
Electronic Arts, Inc. (*)	2,309	233,809
Eli Lilly & Co.	17,884	1,981,368
Encompass Health Corp.	8,802	557,695
EPR Properties REIT	3,303	246,371
Exelon Corp.	16,517	791,825
Exponent, Inc.	3,987	233,399
F5 Networks, Inc. (*)	5,634	820,479
Facebook, Inc., Class A (*)	7,704	1,486,872
FactSet Research Systems, Inc.	1,024	293,437
Fidelity National Information Services, Inc.	4,757	583,589
GreenSky, Inc., Class A (*)	14,880	182,875
HCA Healthcare, Inc.	3,713	501,886
HEICO Corp., Class A	2,361	244,057
Honeywell International, Inc.	14,687	2,564,203
Huntsman Corp.	22,746	464,928
IDEXX Laboratories, Inc. (*)	2,157	593,887
Insperity, Inc.	2,348	286,785
Intel Corp.	35,145	1,682,391
Intercontinental Exchange, Inc.	23,790	2,044,513
International Business Machines Corp.	7,838	1,080,860
Intuit, Inc.	8,967	2,343,346
IQVIA Holdings, Inc. (*)	17,924	2,883,972
Johnson & Johnson	41,395	5,765,496
Jones Lang LaSalle, Inc.	4,047	569,372
JPMorgan Chase & Co.	1,237	138,297
Kellogg Co.	4,343	232,655

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  35

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Keysight Technologies, Inc. (*)	2,884	$259,012
Kimberly-Clark Corp.	9,138	1,217,913
Kimco Realty Corp. REIT	12,599	232,830
Kohl’s Corp.	2,851	135,565
Laboratory Corp. of America Holdings (*)	8,546	1,477,603
Lamb Weston Holdings, Inc.	3,100	196,416
Life Storage, Inc. REIT	3,101	294,843
Lincoln National Corp.	6,705	432,137
Lockheed Martin Corp.	8,096	2,943,220
Lowe’s Cos., Inc.	10,150	1,024,236
LPL Financial Holdings, Inc.	6,085	496,353
Lululemon Athletica, Inc. (*)	7,573	1,364,730
MarketAxess Holdings, Inc.	934	300,206
MasterCard, Inc., Class A	14,839	3,925,361
Maxim Integrated Products, Inc.	2,810	168,094
McDonald’s Corp.	9,860	2,047,528
McGrath RentCorp	4,239	263,454
Mellanox Technologies, Ltd. (*)	2,979	329,686
Merck & Co., Inc.	31,963	2,680,098
MetLife, Inc.	13,228	657,035
Microsoft Corp.	37,254	4,990,546
MKS Instruments, Inc.	2,630	204,851
Moody’s Corp.	1,910	373,042
Morgan Stanley	10,109	442,875
Morningstar, Inc.	1,649	238,511
Motorola Solutions, Inc.	13,645	2,275,031
Nasdaq, Inc.	3,325	319,765
NetApp, Inc.	7,925	488,972
NIKE, Inc., Class B	10,383	871,653
Nordstrom, Inc.	7,165	228,277
Northrop Grumman Corp.	8,080	2,610,729
NVIDIA Corp.	3,729	612,414
NVR, Inc. (*)	51	171,883
Occidental Petroleum Corp.	8,742	439,548
Omnicom Group, Inc.	5,425	444,579
Paycom Software, Inc. (*)	962	218,105

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Report

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

PayPal Holdings, Inc. (*)	1,732	$198,245
PepsiCo, Inc.	12,180	1,597,163
Philip Morris International, Inc.	18,658	1,465,213
Phillips 66	1,918	179,410
Pinnacle West Capital Corp.	15,415	1,450,397
Pioneer Natural Resources Co.	2,716	417,884
PotlatchDeltic Corp. REIT	3,234	126,061
Premier, Inc., Class A (*)	14,308	559,586
Prudential Financial, Inc.	6,244	630,644
Public Service Enterprise Group, Inc.	4,955	291,453
Radian Group, Inc.	6,926	158,259
Ralph Lauren Corp.	2,556	290,336
Raytheon Co.	1,082	188,138
Regions Financial Corp.	46,282	691,453
Republic Services, Inc.	17,218	1,491,768
Rockwell Automation, Inc.	9,970	1,633,385
Ross Stores, Inc.	5,622	557,253
S&P Global, Inc.	7,280	1,658,311
Schlumberger, Ltd.	18,835	748,503
Seagate Technology PLC	4,436	209,024
Simon Property Group, Inc. REIT	19,540	3,121,710
Skyworks Solutions, Inc.	1,846	142,640
Starbucks Corp.	37,402	3,135,410
Stryker Corp.	2,931	602,555
Synchrony Financial	24,103	835,651
Synovus Financial Corp.	13,055	456,925
Sysco Corp.	20,778	1,469,420
T-Mobile US, Inc. (*)	21,961	1,628,189
Taubman Centers, Inc. REIT	7,035	287,239
TE Connectivity, Ltd.	4,368	418,367
Teradyne, Inc.	3,854	184,645
Texas Instruments, Inc.	8,970	1,029,397
The Coca-Cola Co.	45,700	2,327,044
The Estee Lauder Cos., Inc., Class A	18,356	3,361,167
The Hershey Co.	10,858	1,455,298
The Kroger Co.	13,200	286,572

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  37

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

The Procter & Gamble Co.	32,652	$3,580,292
The Progressive Corp.	4,111	328,592
The TJX Cos., Inc.	58,601	3,098,821
The Walt Disney Co.	6,196	865,209
Thermo Fisher Scientific, Inc.	9,955	2,923,584
Tractor Supply Co.	12,211	1,328,557
Tyson Foods, Inc., Class A	6,375	514,717
Ulta Salon Cosmetics & Fragrance, Inc. (*)	614	212,990
United Continental Holdings, Inc. (*)	4,558	399,053
United Rentals, Inc. (*)	871	115,521
UnitedHealth Group, Inc.	1,281	312,577
Universal Health Services, Inc., Class B	3,639	474,489
Unum Group	6,505	218,243
USANA Health Sciences, Inc. (*)	3,239	257,274
Varian Medical Systems, Inc. (*)	1,649	224,478
Verizon Communications, Inc.	41,083	2,347,072
Vertex Pharmaceuticals, Inc. (*)	948	173,844
Viacom, Inc., Class B	5,555	165,928
Visa, Inc., Class A	14,149	2,455,559
VMware, Inc., Class A	1,267	211,855
Vocera Communications, Inc. (*)	9,612	306,815
Vulcan Materials Co.	2,362	324,326
Walgreens Boots Alliance, Inc.	3,762	205,669
Walmart, Inc.	4,244	468,920
Waste Management, Inc.	9,967	1,149,893
WW Grainger, Inc.	1,407	377,400
Zions BanCorp.	3,320	152,654
Zoetis, Inc.	24,841	2,819,205
		181,818,211
Total Common Stocks (Cost $275,508,245)		299,247,360

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Corporate Bonds | 6.8%

Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	800	$596,769

Canada | 0.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	1,645	1,281,833
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	695	544,202
			1,826,035
France | 0.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	1,275	1,297,073

Germany | 0.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	970	1,211,784

Netherlands | 0.5%
BNG Bank NV, 5.000%, 09/16/20	NZD	1,227	855,334
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	1,145	1,191,604
			2,046,938
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd.:
5.500%, 02/26/24	AUD	1,000	807,460
4.000%, 11/02/27	AUD	100	77,420
			884,880
Switzerland | 0.3%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	1,110	1,148,112

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  39

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United Kingdom | 0.6%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	1,010	$1,022,625
Unilever Capital Corp., 3.250%, 03/07/24	USD	1,310	1,362,583
			2,385,208
United States | 4.0%
Apple, Inc., 3.850%, 05/04/43	USD	1,525	1,618,315
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	1,270	1,295,098
Citigroup, Inc., 3.095% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	1,661	1,183,248
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	1,630	1,245,611
Johnson & Johnson, 3.625%, 03/03/37	USD	1,215	1,299,339
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	855	900,638
McDonald’s Corp., 3.125%, 03/04/25	CAD	1,635	1,291,557
Microsoft Corp., 4.450%, 11/03/45	USD	1,365	1,635,089
Morgan Stanley, 3.625%, 01/20/27	USD	1,380	1,449,484
NIKE, Inc., 2.375%, 11/01/26	USD	1,455	1,458,163
Starbucks Corp., 4.450%, 08/15/49	USD	1,010	1,104,644
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	615	637,737
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,220	1,307,936
			16,426,859
Total Corporate Bonds (Cost $26,743,881)			27,823,658

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Foreign Government Obligations | 11.8%

Australia | 0.3%
Queensland Treasury Corp., 3.000%, 03/22/24 (#)	AUD	1,545	$1,168,042

Bermuda | 1.0%
Government of Bermuda:
4.854%, 02/06/24	USD	2,780	3,009,350
3.717%, 01/25/27	USD	840	853,650
			3,863,000
Canada | 1.4%
City of Vancouver, 2.900%, 11/20/25	CAD	780	624,935
Province of Ontario, 2.450%, 06/29/22	USD	545	552,549
Province of Quebec:
3.500%, 07/29/20	USD	2,210	2,243,791
1.650%, 03/03/22	CAD	830	633,869
2.500%, 04/20/26	USD	1,510	1,540,363
			5,595,507
Chile | 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	865,000	1,381,894
Republic of Chile, 3.125%, 01/21/26	USD	1,835	1,910,694
			3,292,588
Czech Republic | 0.8%
Czech Republic:
2.150% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	23,360	1,056,754
2.500%, 08/25/28	CZK	44,100	2,144,252
			3,201,006

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  41

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

France | 0.6%
Government of France, 1.750%, 06/25/39	EUR	1,665	$2,306,516

Hungary | 0.8%
Hungary, 6.375%, 03/29/21	USD	1,140	1,216,574
Hungary Government Bonds:
3.000%, 10/27/27	HUF	285,420	1,064,264
3.000%, 08/21/30	HUF	292,950	1,068,497
			3,349,335
Ireland | 0.8%
Ireland Government Bonds:
1.350%, 03/18/31	EUR	855	1,081,522
1.700%, 05/15/37	EUR	1,755	2,309,680
			3,391,202
Italy | 0.3%
Italy Government International Bonds, 6.875%, 09/27/23	USD	1,125	1,271,770

Japan | 0.6%
Japan International Cooperation Agency:
1.875%, 11/13/19	USD	1,460	1,457,065
2.125%, 10/20/26	USD	1,030	1,012,306
			2,469,371
Mexico | 0.2%
United Mexican States, 6.750%, 02/06/24	GBP	565	854,058

New Zealand | 0.3%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	1,400	1,017,276

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Norway | 1.3%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	820	$812,948
Oslo Kommune:
3.650%, 11/08/23	NOK	4,000	502,393
2.300%, 03/14/24	NOK	7,000	831,019
2.350%, 09/04/24	NOK	12,000	1,429,539
2.600%, 11/12/25	NOK	4,000	484,379
1.870%, 05/06/26 (§)	NOK	12,000	1,420,975
			5,481,253
Panama | 0.6%
Republic of Panama, 4.000%, 09/22/24	USD	2,365	2,522,420

Poland | 0.5%
Poland Government Bonds, 2.500%, 07/25/26	PLN	7,902	2,150,312

Romania | 0.2%
Romania Government Bonds, 2.375%, 04/19/27	EUR	535	658,918

Singapore | 0.3%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,260	1,053,511

Spain | 0.5%
Spain Government Bonds, 1.400%, 04/30/28	EUR	1,785	2,228,815

United Kingdom | 0.5%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	820	1,108,318
1.500%, 07/22/47	GBP	875	1,117,406
			2,225,724
Total Foreign Government Obligations (Cost $46,366,696)			48,100,624

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  43

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Quasi Government Bonds | 0.5%

Canada | 0.5%
Export Development Canada, 1.800%, 09/01/22 (Cost $1,865,817)	CAD	2,500	$1,919,362

Supranational Bonds | 2.7%
African Development Bank, 2.375%, 09/23/21	USD	1,216	1,229,964
Asian Development Bank:
1.000%, 12/15/22	GBP	1,040	1,324,485
2.125%, 03/19/25	USD	1,865	1,886,792
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,650	1,246,981
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	950	656,898
2.500%, 08/03/23	CAD	2,620	2,061,588
2.900%, 11/26/25	AUD	865	655,697
International Finance Corp.:
3.625%, 05/20/20	NZD	1,290	882,330
2.700%, 03/15/23	AUD	1,415	1,041,181

Total Supranational Bonds (Cost $10,853,587)			10,985,916

US Government Securities | 0.4%
Federal National Mortgage Association, 2.625%, 09/06/24 (Cost $1,609,268)	USD	1,630	1,690,978

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

US Municipal Bonds | 0.7%

California | 0.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	940	$1,418,836
State of California, 4.500%, 04/01/33	USD	900	1,017,792
			2,436,628
Georgia | 0.1%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	350	347,095

Pennsylvania | 0.0%
Pennsylvania State Build America Bonds Third Series B, 5.850%, 07/15/30	USD	50	51,776

Wisconsin | 0.0%
Wisconsin State Build America Bonds Series D, 5.400%, 05/01/28	USD	175	179,233

Total US Municipal Bonds (Cost $2,888,307)			3,014,732

US Treasury Securities | 2.4%
US Treasury Notes:
2.125%, 05/15/25	USD	5,050	5,132,457
2.875%, 08/15/28	USD	3,145	3,377,927
3.125%, 11/15/41	USD	948	1,060,019

Total US Treasury Securities (Cost $9,028,571)			9,570,403

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  45

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.17% (7 day yield) (Cost $4,946,678)	4,946,678	$4,946,678

Total Investments | 100.0% (Cost $379,811,050) (»)		$407,299,711

Liabilities in Excess of Cash and Other Assets | 0.0%		(48,679)

Net Assets | 100.0%		$407,251,032

Forward Currency Contracts open at June 30, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	1,294,164	USD	906,122	HSB	08/14/19	$3,733	$—
AUD	897,336	USD	627,496	JPM	08/14/19	3,371	—
AUD	522,023	USD	364,800	MSC	08/14/19	2,205	—
CAD	776,396	USD	581,500	JPM	08/14/19	11,911	—
CAD	1,935,052	USD	1,472,557	JPM	08/14/19	6,432	—
CAD	2,074,867	USD	1,586,917	SSB	09/26/19	—	74
CHF	432,615	USD	433,895	HSB	08/14/19	11,027	—
CLP	126,623,208	USD	186,320	CIT	07/25/19	608	—
CZK	27,177,234	EUR	1,052,500	JPM	07/25/19	16,852	—
CZK	9,812,635	USD	437,920	JPM	07/25/19	1,107	—
EUR	816,120	USD	921,000	CIT	07/11/19	7,718	—
EUR	2,555,825	USD	2,891,328	CIT	07/11/19	17,115	—
EUR	755,630	USD	855,204	HSB	07/11/19	4,678	—
EUR	1,347,468	USD	1,518,085	HSB	07/11/19	15,289	—
EUR	12,814,122	USD	14,495,014	HSB	07/11/19	87,027	—
EUR	1,943,995	USD	2,230,112	HSB	09/26/19	—	4,739
EUR	190,829	USD	215,272	JPM	07/11/19	1,885	—

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

EUR	1,016,609	USD	1,156,015	JPM	07/11/19	$851	$—
EUR	1,708,994	USD	1,933,556	JPM	07/11/19	11,222	—
GBP	182,599	USD	234,200	JPM	08/14/19	—	1,833
GBP	1,797,583	USD	2,283,548	JPM	08/14/19	3,975	—
GBP	285,237	USD	364,420	SSB	09/26/19	—	812
GBP	1,085,276	USD	1,385,194	SSB	09/26/19	—	1,731
HUF	79,725,609	USD	280,668	JPM	08/08/19	604	—
HUF	91,117,425	USD	321,057	JPM	08/08/19	405	—
IDR	4,914,986,000	USD	341,200	HSB	09/11/19	3,920	—
JPY	95,938,009	USD	899,645	CIT	08/14/19	—	6,942
JPY	1,598,840,467	USD	14,750,037	CIT	08/14/19	127,170	—
JPY	879,005,700	USD	8,109,582	HSB	08/14/19	69,564	—
JPY	59,849,671	USD	561,257	HSB	09/26/19	—	2,669
JPY	89,585,508	USD	837,600	JPM	08/14/19	—	4,007
JPY	66,588,261	USD	624,409	SSB	09/26/19	—	2,929
KRW	1,664,418,920	USD	1,412,200	HSB	08/05/19	30,733	—
MXN	6,339,110	USD	325,076	HSB	08/14/19	2,870	—
NOK	717,303	USD	82,235	HSB	08/14/19	1,965	—
NOK	3,240,995	USD	371,802	HSB	08/14/19	8,637	—
NZD	659,168	USD	435,400	HSB	08/14/19	7,832	—
NZD	705,619	USD	472,039	JPM	08/14/19	2,427	—
PLN	1,113,181	USD	297,022	HSB	08/14/19	1,450	—
SEK	4,988,726	USD	529,600	MSC	08/14/19	9,325	—
SGD	194,025	USD	143,395	JPM	08/14/19	113	—
USD	255,000	AUD	365,880	HSB	08/14/19	—	2,230
USD	4,177,639	AUD	5,985,413	HSB	08/14/19	—	30,375
USD	2,933,152	AUD	4,201,561	HSB	09/26/19	—	24,043
USD	1,128,872	AUD	1,617,267	JPM	08/14/19	—	8,139
USD	305,160	AUD	437,148	SSB	09/26/19	—	2,518
USD	718,293	CAD	966,418	CIT	08/14/19	—	20,355
USD	382,500	CAD	503,573	HSB	08/14/19	—	2,388
USD	5,286,677	CAD	7,108,835	HSB	08/14/19	—	146,712
USD	4,720,721	CAD	6,220,306	HSB	09/26/19	—	36,523
USD	3,431,608	CAD	4,614,504	JPM	08/14/19	—	95,326
USD	345,486	CAD	455,213	SSB	09/26/19	—	2,657
USD	1,513,559	CLP	1,011,920,323	CIT	07/25/19	19,707	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  47

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	439,200	CZK	9,828,620	JPM	07/25/19	$—	$542
USD	1,189,164	CZK	27,105,812	JPM	07/25/19	—	23,577
USD	1,201,428	EUR	1,060,479	HSB	07/11/19	—	5,362
USD	2,599,806	EUR	2,302,873	HSB	07/11/19	—	20,787
USD	2,762,900	EUR	2,426,875	HSB	07/11/19	1,198	—
USD	4,485,000	EUR	3,943,131	HSB	07/11/19	—	2,151
USD	807,600	GBP	634,551	HSB	08/14/19	98	—
USD	1,266,401	GBP	973,413	HSB	08/14/19	27,679	—
USD	157,764	GBP	121,258	JPM	08/14/19	3,457	—
USD	574,398	HUF	165,064,807	HSB	08/08/19	—	7,951
USD	1,984,548	HUF	570,200,199	JPM	08/08/19	—	27,122
USD	679,485	ILS	2,434,120	HSB	09/26/19	—	6,145
USD	2,323,700	JPY	248,050,327	HSB	08/14/19	15,592	—
USD	4,069,202	JPY	441,064,826	HSB	08/14/19	—	34,906
USD	1,176,800	JPY	126,758,847	MSC	08/14/19	—	2,691
USD	297,500	NOK	2,537,006	HSB	08/14/19	—	303
USD	357,647	NOK	3,120,427	HSB	08/14/19	—	8,640
USD	2,212,245	NOK	19,296,621	HSB	08/14/19	—	52,859
USD	2,690,640	NOK	22,793,221	HSB	09/26/19	12,462	—
USD	1,855,788	NZD	2,818,190	CIT	08/14/19	—	39,195
USD	929,479	NZD	1,411,585	HSB	08/14/19	—	19,686
USD	783,470	NZD	1,189,760	JPM	08/14/19	—	16,538
USD	2,090,792	PLN	7,996,360	HSB	08/14/19	—	53,238
USD	348,790	SGD	477,222	CIT	08/14/19	—	4,183
USD	281,022	SGD	384,461	HSB	08/14/19	—	3,341
USD	1,195,767	SGD	1,616,677	HSB	09/26/19	—	643
USD	270,639	SGD	370,363	JPM	08/14/19	—	3,296
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$554,214	$730,158

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Report

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

June 30, 2019 (unaudited)

(*)	Non-income producing security.

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy — see Note 8 in the Notes to Financial Statements.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2019, these securities amounted to 1.1% of net assets f Lazard Retirement Global Dynamic Multi-Asset Portfolio.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2019.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
BBSW	— Bank Bill Swap Reference Rate
GDR	— Global Depositary Receipt
PJSC	— Public Joint Stock Company
PRIBOR	— Prague Interbank Offered Rate
REIT	— Real Estate Investment Trust

Currency Abbreviations:
AUD	— Australian Dollar	ILS	— Israeli Shekel
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	KRW	— South Korean Won
CLP	— Chilean Peso	MXN	— Mexican New Peso
CZK	— Czech Koruna	NOK	— Norwegian Krone
EUR	— Euro	NZD	— New Zealand Dollar
GBP	— British Pound Sterling	PLN	— Polish Zloty
HUF	— Hungarian Forint	SEK	— Swedish Krone
IDR	— Indonesian Rupiah	SGD	— Singapore Dollar
ILS	— Israeli Shekel	USD	— United States Dollar

Counterparty Abbreviations:
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
MSC	— Morgan Stanley & Co. Inc.
SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  49

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	2.3%	2.0%
Air Freight & Logistics	0.1	—	—
Airlines	—	1.1	0.8
Auto Components	1.5	1.0	0.1
Automobiles	3.3	2.8	0.5
Banks	24.9	8.8	5.6
Beverages	1.2	5.5	2.5
Biotechnology	—	—	0.5
Building Products	—	2.2	0.2
Capital Markets	—	—	2.5
Chemicals	0.5	4.7	0.8
Commercial Services & Suppliers	—	—	1.0
Communications Equipment	—	—	1.1
Construction & Engineering	—	1.4	0.4
Construction Materials	3.2	—	0.1
Consumer Finance	—	—	0.6
Containers & Packaging	—	1.2	—
Distributors	—	—	0.1
Diversified Financial Services	—	—	1.0
Diversified Telecommunication Services	1.8	2.2	1.4
Electric Utilities	—	1.4	2.2
Electrical Equipment	—	0.8	0.9
Electronic Equipment, Instruments & Components	2.0	0.8	0.7
Energy Equipment & Services	—	—	0.2
Entertainment	2.9	3.2	0.7
Equity Real Estate Investment Trusts (REITs)	—	—	1.7
Food & Staples Retailing	2.0	—	1.4
Food Products	—	—	1.0
Gas Utilities	1.0	—	0.1
Health Care Equipment & Supplies	—	2.7	1.2
Health Care Providers & Services	0.6	0.7	1.3
Health Care Technology	—	—	0.2
Hotels, Restaurants & Leisure	—	1.5	2.9
Household Durables	1.1	—	—
Household Products	0.9	—	1.4

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Report

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

Independent Power & Renewable Electricity Producers	—%	—%	0.2%
Industrial Conglomerates	1.8	—	0.9
Insurance	3.0	9.5	4.1
Interactive Media & Services	0.8	—	1.1
Internet & Direct Marketing Retail	—	—	1.0
IT Services	5.1	1.6	3.7
Leisure Products	—	0.9	0.5
Life Sciences Tools & Services	—	—	1.4
Machinery	1.9	3.1	1.3
Media	—	1.3	0.8
Metals & Mining	2.6	1.5	1.4
Multiline Retail	0.3	0.9	0.4
Multi-Utilities	—	1.3	0.9
Oil, Gas & Consumable Fuels	11.3	6.2	2.7
Personal Products	1.0	3.6	2.0
Pharmaceuticals	—	6.4	5.7
Professional Services	—	4.3	1.6
Real Estate Management & Development	—	2.8	1.4
Road & Rail	—	1.1	0.7
Semiconductors & Semiconductor Equipment	6.4	—	1.3
Software	—	3.6	2.9
Specialty Retail	0.4	—	2.1
Technology Hardware, Storage & Peripherals	5.6	1.2	1.6
Textiles, Apparel & Luxury Goods	—	—	1.1
Tobacco	1.5	—	0.5
Trading Companies & Distributors	—	1.4	0.5
Transportation Infrastructure	1.5	—	—
Wireless Telecommunication Services	6.9	1.1	1.9
Subtotal	97.1	96.1	80.8
Foreign Government Obligations	—	—	11.8
Supranational Bonds	—	—	2.7
US Government Securities	—	—	0.4
US Municipal Bonds	—	—	0.7
US Treasury Securities	—	—	2.4
Short-Term Investments	2.5	3.5	1.2
Total Investments	99.6%	99.6%	100.0%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  51

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2019	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio

ASSETS
Investments in securities, at fair value	$574,603,849	$169,422,016
Cash	78,101	—
Foreign currency, at fair value	365,191	152,448
Receivables for:
Dividends and interest	2,734,162	933,647
Investments sold	675,498	567,293
Capital stock sold	153,718	12,355
Amount due from Investment Manager (Note 3)	—	—
Gross unrealized appreciation on forward currency contracts	—	—
Prepaid expenses	—	—
Total assets	578,610,519	171,087,759

LIABILITIES
Payables for:
Foreign capital gains taxes	591,447	—
Management fees	465,791	96,502
Capital stock redeemed	402,008	32,317
Accrued custodian fees	111,578	8,083
Accrued distribution fees	82,152	34,497
Accrued professional services	68,156	27,164
Accrued shareholders’ reports	49,803	13,752
Investments purchased	41,449	696,706
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	26,578	8,550
Total liabilities	1,838,962	917,571
Net assets	$576,771,557	$170,170,188

NET ASSETS
Paid in capital	$561,936,126	$147,458,105
Distributable earnings (Accumulated loss)	14,835,431	22,712,083
Net assets	$576,771,557	$170,170,188

Service Shares
Net assets	$404,042,663	$170,170,188
Shares of capital stock outstanding*	19,472,623	17,127,799
Net asset value, offering and redemption price per share	$20.75	$9.94

Investor Shares
Net assets	$172,728,894	—
Shares of capital stock outstanding**	8,415,644	—
Net asset value, offering and redemption price per share	$20.52	—

Cost of investments in securities	$539,831,164	$149,011,597
Cost of foreign currency	$362,981	$152,187

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Report

Lazard Retirement US Equity Select Portfolio	Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$9,166,303	$55,770,550	$407,299,711
—	—	175,855
—	—	67,093

5,063	53,602	1,477,702
—	—	1,461,433
13,482	6,051	63,463
3,080	—	—

—	—	554,214
3,237	—	—
9,191,165	55,830,203	411,099,471

—	—	—
—	29,580	221,998
2,187	8,519	422,738
5,834	5,768	45,324
1,852	11,279	82,729
22,080	22,605	32,822
3,947	6,368	28,033
—	—	2,265,347

—	—	730,158
4,335	2,942	19,290
40,235	87,061	3,848,439
$9,150,930	$55,743,142	$407,251,032

$7,198,403	$47,326,647	$375,402,226
1,952,527	8,416,495	31,848,806
$9,150,930	$55,743,142	$407,251,032

$9,150,930	$55,743,142	$407,247,271
699,471	7,109,540	31,341,543

$13.08	$7.84	$12.99

—	—	$3,761
—	—	290	†

—	—	$12.99

$7,648,762	$50,343,364	$379,811,050
$—	$—	$67,079

Semi-Annual Report  53

Lazard Retirement Series, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2019	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio

Investment Income (Loss)
Income
Dividends	$10,233,110	$3,563,722
Interest	—	—
Total investment income*	10,233,110	3,563,722
Expenses
Management fees (Note 3)	2,890,505	630,313
Distribution fees (Service Shares)	508,647	210,104
Custodian fees	196,503	37,139
Professional services	116,757	40,811
Shareholders’ reports	70,950	16,433
Administration fees	43,494	16,382
Directors’ fees and expenses	15,738	6,402
Shareholders’ services	8,496	1,891
Other	11,345	3,200
Total gross expenses	3,862,435	962,675
Management fees waived and expenses reimbursed	—	(38,218)
Shareholders’ services fees waived	—	—
Total net expenses	3,862,435	924,457
Net investment income (loss)	6,370,675	2,639,265
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts
Net realized gain (loss) on:
Investments**	11,247,252	1,639,171
Foreign currency transactions	(66,583)	(10,772)
Forward currency contracts	—	—
Total net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	11,180,669	1,628,399
Net change in unrealized appreciation (depreciation) on:
Investments†	40,260,789	20,389,063
Foreign currency translations	27,163	6,871
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	40,287,952	20,395,934
Net realized and unrealized gain (loss) on investments, foreign currency transactions and forward currency contracts	51,468,621	22,024,333
Net increase (decrease) in net assets resulting from operations	$57,839,296	$24,663,598
* Net of foreign withholding taxes of	$1,440,446	$407,863
** Net of foreign capital gains taxes of	$520,479	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$1,589,351	$—

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Report

Lazard Retirement US Equity Select Portfolio	Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio

$81,895	$395,575	$3,308,431
—	—	1,743,163
81,895	395,575	5,051,594

28,871	204,457	1,596,115
11,104	68,152	498,784
13,421	15,492	105,923
19,128	24,252	71,216
7,282	8,789	30,817
6,432	9,285	30,816
2,688	3,633	11,336
1,594	1,747	6,765
1,119	1,663	6,521
91,639	337,470	2,358,293
(47,223)	(23,969)	(260,327)
—	—	(3,067)
44,416	313,501	2,094,899
37,479	82,074	2,956,695

362,066	2,058,670	4,658,847
—	—	(32,224)
—	—	161,817

362,066	2,058,670	4,788,440

1,127,810	8,472,478	38,423,344
—	—	6,337
—	—	(1,205,079)

1,127,810	8,472,478	37,224,602

1,489,876	10,531,148	42,013,042

$1,527,355	$10,613,222	$44,969,737
$—	$—	$238,295
$—	$—	$—

$—	$—	$—

Semi-Annual Report  55

Lazard Retirement Series, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Retirement Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,370,675	$19,464,845
Net realized gain (loss) on investments and foreign currency transactions	11,180,669	(11,195,956)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	40,287,952	(218,152,661)
Net increase (decrease) in net assets resulting from operations	57,839,296	(209,883,772)
Distributions to shareholders (Note 2(e))
Service Shares	—	(9,378,846)
Investor Shares	—	(4,002,664)
Net decrease in net assets resulting from distributions	—	(13,381,510)
Capital stock transactions
Net proceeds from sales
Service Shares	27,488,824	151,585,003
Investor Shares	9,088,142	29,848,287
Net proceeds from reinvestment of distributions
Service Shares	—	9,378,846
Investor Shares	—	4,002,663
Cost of shares redeemed
Service Shares	(68,113,710)	(521,420,248)
Investor Shares	(18,657,503)	(62,231,548)
Net increase (decrease) in net assets from capital stock transactions	(50,194,247)	(388,836,997)
Total increase (decrease) in net assets	7,645,049	(612,102,279)
Net assets at beginning of period	569,126,508	1,181,228,787
Net assets at end of period	$576,771,557	$569,126,508

Shares issued and redeemed

Service Shares
Shares outstanding at beginning of period	21,481,506	39,964,765
Shares sold	1,358,886	6,929,890
Shares issued to shareholders from reinvestment of distributions	—	499,204
Shares redeemed	(3,367,769)	(25,912,353)
Net increase (decrease)	(2,008,883)	(18,483,259)
Shares outstanding at end of period	19,472,623	21,481,506

Investor Shares
Shares outstanding at beginning of period	8,890,959	10,240,090
Shares sold	454,696	1,343,615
Shares issued to shareholders from reinvestment of distributions	—	216,835
Shares redeemed	(930,011)	(2,909,581)
Net increase (decrease)	(475,315)	(1,349,131)
Shares outstanding at end of period	8,415,644	8,890,959

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Report

Lazard Retirement International Equity Portfolio		Lazard Retirement US Equity Select Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$2,639,265	$3,317,663	$37,479	$84,560

1,628,399	7,899,915	362,066	819,771

20,395,934	(39,866,439)	1,127,810	(1,300,023)

24,663,598	(28,648,861)	1,527,355	(395,692)

—	(13,042,984)	—	(1,155,414)
—	—	—	—
—	(13,042,984)	—	(1,155,414)

4,599,580	24,869,486	489,646	2,868,448
—	—	—	—

—	13,042,984	—	1,155,414
—	—	—	—

(28,791,262)	(47,828,950)	(2,262,163)	(2,906,868)
—	—	—	—

(24,191,682)	(9,916,480)	(1,772,517)	1,116,994
471,916	(51,608,325)	(245,162)	(434,112)
169,698,272	221,306,597	9,396,092	9,830,204
$170,170,188	$169,698,272	$9,150,930	$9,396,092

19,737,430	20,441,925	851,298	757,010
489,807	2,352,199	39,128	210,360

—	1,544,829	—	102,227
(3,099,438)	(4,601,523)	(190,955)	(218,299)
(2,609,631)	(704,495)	(151,827)	94,288
17,127,799	19,737,430	699,471	851,298

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report  57

	Lazard Retirement US Small-Mid Cap Equity Portfolio
	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$82,074	$86,375
Net realized gain (loss) on investments, foreign currency transactions and forward currency contracts	2,058,670	4,042,894
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward currency contracts	8,472,478	(12,106,742)
Net increase (decrease) in net assets resulting from operations	10,613,222	(7,977,473)

Distributions to shareholders (Note 2(e))
Service Shares	—	(6,347,972)
Net decrease in net assets resulting from distributions	—	(6,347,972)

Capital stock transactions
Net proceeds from sales
Service Shares	1,869,202	8,271,028
Investor Shares	—	—
Net proceeds from reinvestment of distributions
Service Shares	—	6,347,972
Cost of shares redeemed
Service Shares	(8,532,211)	(15,369,200)
Investor Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(6,663,009)	(750,200)
Total increase (decrease) in net assets	3,950,213	(15,075,645)
Net assets at beginning of period	51,792,929	66,868,574
Net assets at end of period	$55,743,142	$51,792,929

Shares issued and redeemed

Service Shares
Shares outstanding at beginning of period	8,019,612	8,031,487
Shares sold	258,283	988,855
Shares issued to shareholders from reinvestment of distributions	—	874,346
Shares redeemed	(1,168,355)	(1,875,076)
Net increase (decrease)	(910,072)	(11,875)
Shares outstanding at end of period	7,109,540	8,019,612

Investor Shares†
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

†	The inception date for the Retirement Global Dynamic Multi-Asset Portfolio Investor Shares was December 31, 2018.

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Report

Lazard Retirement Global Dynamic Multi-Asset Portfolio
Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

$2,939,510	$4,962,292

4,788,440	21,597,919

37,241,787	(54,367,107)

44,969,737	(27,806,896)

—	(30,140,660)
—	(30,140,660)

13,333,283	97,760,849
2,562	1,000

—	30,140,660

(37,957,481)	(67,259,767)
(10)	—

(24,621,646)	60,642,742
20,348,091	2,695,186
386,902,941	384,207,755
$407,251,032	$386,902,941

33,321,445	28,474,543
1,066,000	7,208,760

—	2,632,693
(3,045,902)	(4,994,551)
(1,979,902)	4,846,902
31,341,543	33,321,445

86	—
205	86
(1)	—
204	86
290	86

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Lazard Retirement Series, Inc. Financial Highlights (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

Service Shares
Net asset value, beginning of period	$18.80	$23.59	$18.78	$15.70		$19.96	$21.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.21	0.42	0.31	0.23	^	0.27	0.37
Net realized and unrealized gain (loss)	1.74	(4.80)	4.89	3.04		(4.27)	(1.35)
Total from investment operations	1.95	(4.38)	5.20	3.27		(4.00)	(0.98)
Less distributions from:
Net investment income	—	(0.41)	(0.39)	(0.19)		(0.21)	(0.37)
Net realized gains	—	—	—	—		(0.05)	(0.20)
Total distributions	—	(0.41)	(0.39)	(0.19)		(0.26)	(0.57)
Net asset value, end of period	$20.75	$18.80	$23.59	$18.78		$15.70	$19.96
Total Return (b)	10.37%	–18.56%	27.76%	20.84	%^	–20.05%	–4.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$404,043	$403,949	$942,572	$880,047		$754,835	$859,747
Ratios to average net assets (c):
Net expenses	1.41%	1.36%	1.38%	1.37	%^	1.39%	1.38%
Gross expenses	1.41%	1.36%	1.38%	1.38%		1.39%	1.38%
Net investment income (loss)	2.12%	1.89%	1.45%	1.29	%^	1.43%	1.66%
Portfolio turnover rate	9%	16%	10%	12%		9%	12%

The accompanying notes are an integral part of these financial statements.

60  Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

Investor Shares
Net asset value, beginning of period	$18.58	$23.31	$18.56	$15.51		$19.74	$21.28
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.45	0.37	0.26	^	0.32	0.42
Net realized and unrealized gain (loss)	1.70	(4.72)	4.83	3.02		(4.25)	(1.34)
Total from investment operations	1.94	(4.27)	5.20	3.28		(3.93)	(0.92)
Less distributions from:
Net investment income	—	(0.46)	(0.45)	(0.23)		(0.25)	(0.42)
Net realized gains	—	—	—	—		(0.05)	(0.20)
Total distributions	—	(0.46)	(0.45)	(0.23)		(0.30)	(0.62)
Net asset value, end of period	$20.52	$18.58	$23.31	$18.56		$15.51	$19.74
Total Return (b)	10.44%	–18.32%	28.07%	21.18	%^	–19.90%	–4.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172,729	$165,177	$238,656	$187,408		$158,018	$229,855
Ratios to average net assets (c):
Net expenses	1.16%	1.11%	1.14%	1.12	%^	1.15%	1.14%
Gross expenses	1.16%	1.11%	1.14%	1.14%		1.15%	1.14%
Net investment income (loss)	2.40%	2.09%	1.74%	1.52	%^	1.71%	1.91%
Portfolio turnover rate	9%	16%	10%	12%		9%	12%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was a 0.06% impact on the total return of the Portfolio. There was a 0.02% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  61

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18		12/31/17	12/31/16	12/31/15	12/31/14

Service Shares
Net asset value, beginning of period	$8.60	$10.83		$11.57	$12.28	$12.50	$13.26
Income (Loss) from investment operations:
Net investment income (loss)	0.16	0.18		0.31	0.19 ^	0.19	0.21
Net realized and unrealized gain (loss)	1.18	(1.70)		2.24	(0.71)	0.02	(0.76)
Total from investment operations	1.34	(1.52)		2.55	(0.52)	0.21	(0.55)
Less distributions from:
Net investment income	—	(0.17)		(0.33)	(0.16)	(0.21)	(0.21)
Net realized gains	—	(0.54)		(2.96)	(0.03)	(0.22)	—
Total distributions	—	(0.71)		(3.29)	(0.19)	(0.43)	(0.21)
Net asset value, end of period	$9.94	$8.60		$10.83	$11.57	$12.28	$12.50
Total Return (b)	15.58%	–13.91%	*	22.33%	–4.29%^	1.75%	–4.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,170	$169,698		$221,307	$653,014	$682,012	$690,324
Ratios to average net assets (b):
Net expenses	1.10%	1.12%		1.11%	1.08%^	1.11%	1.09%
Gross expenses	1.15%	1.14%		1.12%	1.09%	1.11%	1.09%
Net investment income (loss)	3.14%	1.62%		1.11%	1.59%^	1.42%	1.59%
Portfolio turnover rate	15%	33%		44%	28%	37%	34%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. There was a 0.01% impact on the net expenses and net investment income (loss) ratios of the Portfolio.
*	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and was recorded in the period received. There was a 0.10% impact on the total return of the Portfolio.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

62  Semi-Annual Report

LAZARD RETIREMENT US EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

Service Shares
Net asset value, beginning of period	$11.04	$12.99	$11.51	$10.64	$12.15	$12.02
Income (Loss) from investment operations:
Net investment income (loss)	0.06	0.11	0.13	0.10	0.06	0.09
Net realized and unrealized gain (loss)	1.98	(0.53)	1.94	0.90	(0.73)	1.68
Total from investment operations	2.04	(0.42)	2.07	1.00	(0.67)	1.77
Less distributions from:
Net investment income	—	(0.10)	(0.20)	(0.01)	(0.05)	(0.09)
Net realized gains	—	(1.43)	(0.39)	(0.12)	(0.79)	(1.55)
Total distributions	—	(1.53)	(0.59)	(0.13)	(0.84)	(1.64)
Net asset value, end of period	$13.08	$11.04	$12.99	$11.51	$10.64	$12.15
Total Return (b)	18.48%	–3.32%	18.10%	9.42%	–5.44%	14.71%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$9,151	$9,396	$9,830	$10,438	$11,529	$12,391
Ratios to average net assets (b):
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses	2.06%	2.07%	2.14%	2.48%	2.31%	2.59%
Net investment income (loss)	0.84%	0.86%	0.84%	0.86%	0.53%	0.79%
Portfolio turnover rate	17%	67%	76%	58%	86%	72%

†	Unaudited.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  63

LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

Service Shares
Net asset value, beginning of period	$6.46	$8.33	$8.09	$7.39		$8.18	$8.71
Income (Loss) from investment operations:
Net investment income (loss)	0.01	0.01	0.01	0.03	^	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.37	(1.04)	1.07	1.09		(0.19)	0.94
Total from investment operations	1.38	(1.03)	1.08	1.12		(0.21)	0.92
Less distributions from:
Net investment income	—	— (a)	(0.03)	—		—	—
Net realized gains	—	(0.84)	(0.81)	(0.42)		(0.58)	(1.45)
Total distributions	—	(0.84)	(0.84)	(0.42)		(0.58)	(1.45)
Net asset value, end of period	$7.84	$6.46	$8.33	$8.09		$7.39	$8.18
Total Return (b)	21.36%	–13.24%	13.95%	15.78	%^	–2.38%	11.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,743	$51,793	$66,869	$65,478		$59,499	$63,491
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.19%	1.25	%^	1.25%	1.25%
Gross expenses	1.24%	1.23%	1.25%	1.32%		1.35%	1.32%
Net investment income (loss)	0.30%	0.14%	0.09%	0.46	%^	–0.22%	–0.20%
Portfolio turnover rate	29%	81%	79%	94%		89%	92%

†	Unaudited.
^	Refer to Note 3 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed to the Portfolio in the period. The amount of the reimbursement was less than $0.005 per share. There was no impact on the total return of the Portfolio. The net expenses and net investment income (loss) ratios of the Portfolio would be unchanged as the change to period custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income (loss).
(a)	Amount is less than $0.01.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

64  Semi-Annual Report

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/19†	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

Service Shares
Net asset value, beginning of period	$11.61	$13.49	$11.82	$11.51	$11.86	$12.30
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.16	0.17	0.14	0.13	0.11
Net realized and unrealized gain (loss)	1.29	(1.06)	2.25	0.24	(0.19)	0.23
Total from investment operations	1.38	(0.90)	2.42	0.38	(0.06)	0.34
Less distributions from:
Net investment income	—	(0.18)	—	(0.03)	—	(0.07)
Net realized gains	—	(0.80)	(0.75)	(0.04)	(0.29)	(0.71)
Total distributions	—	(0.98)	(0.75)	(0.07)	(0.29)	(0.78)
Net asset value, end of period	$12.99	$11.61	$13.49	$11.82	$11.51	$11.86
Total Return (b)	11.89%	–6.57%	20.53%	3.30%	–0.44%	2.70%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$407,247	$386,902	$384,208	$293,286	$222,666	$176,669
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.18%	1.17%	1.19%	1.25%	1.31%	1.33%
Net investment income (loss)	1.48%	1.22%	1.28%	1.23%	1.18%	1.19%
Portfolio turnover rate	49%	110%	104%	105%	114%	105%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report  65

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/19†	Period Ended 12/31/18*

Investor Shares
Net asset value, beginning of period	$11.61	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	—
Net realized and unrealized gain (loss)	1.29	— (d)
Total from investment operations	1.38	— (d)
Net asset value, end of period	$12.99	$11.61
Total Return (b)	11.89%	0.00%

Ratios and Supplemental Data:

Net assets, end of period (in thousands)	$4	$1
Ratios to average net assets (c):
Net expenses	0.90%	0.00%
Gross expenses	573.33%	0.00%
Net investment income (loss)	1.51%	0.00%
Portfolio turnover rate	49%	N/A %

†	Unaudited.
*	The inception date for the Investor Shares was December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

66  Semi-Annual Report

Lazard Retirement Series, Inc. Notes to Financial Statements

June 30, 2019 (unaudited)

1. Organization

Lazard Retirement Series, Inc. (the “Fund”), was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-four no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently, only the following five Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), Lazard Retirement US Equity Select Portfolio (formerly, Lazard Retirement US Strategic Equity Portfolio) (“US Equity Select Portfolio”), Lazard Retirement US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity Portfolio”), and Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”). Each of the other nineteen Portfolios had not commenced operations as of June 30, 2019. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to and expenses borne by each class of shares. As of June 30, 2019, only Lazard Retirement Emerging Markets Equity and Lazard Retirement Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with US Generally Accepted Accounting Principles (“GAAP”). The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

Semi-Annual Report  67

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for domestic equity securities) or the closing price (for foreign equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the NASDAQ National Market System (“NASDAQ”), the NASDAQ Official Closing Price. If there is no available closing price for a foreign equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, European or Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of

68  Semi-Annual Report

security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes

Semi-Annual Report  69

premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference

70  Semi-Annual Report

between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the US dollar.

The US dollar value of forward currency contracts is determined using quotations provided by an independent pricing service. Daily fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, a Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period ended June 30, 2019, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is to have each Portfolio qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2018, the following Portfolio had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$(3,146,131)	$(30,177,508)

Semi-Annual Report  71

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2018, the following Portfolio elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

International Equity	$(1,982,922)	$—

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$539,831,164	$98,113,211	$63,340,526	$34,772,685
International Equity	149,011,597	25,082,164	4,671,745	20,410,419
US Equity Select	7,648,762	1,601,923	84,382	1,517,541
US Small-Mid Cap Equity	50,343,364	7,562,939	2,135,753	5,427,186
Global Dynamic Multi-Asset	379,811,050	36,484,895	9,172,178	27,312,717

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—Dividends from net investment income, if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in

72  Semi-Annual Report

excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders; however, to avoid taxation, a second distribution may be required. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment companies and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Service Shares. The Portfolios’ income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

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(h) Net Asset Value—NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. NAV per share is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
International Equity	0.75
US Equity Select	0.65
US Small-Mid Cap Equity	0.75
Global Dynamic Multi-Asset	0.80

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse the Portfolios until May 1, 2020 if the aggregate direct expenses of the Portfolios, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A) and extraordinary expenses (including, for purposes of the expense limitation agreement only, fees related to filing foreign tax reclaims), but exceed

74  Semi-Annual Report

the percentages of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name on table below, the Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expense.

Portfolio	Service Shares	Investor Shares

Emerging Markets Equity	1.50%	1.20%
International Equity	1.10	N/A
US Equity Select	1.00	N/A
US Small-Mid Cap Equity	1.15	N/A
Global Dynamic Multi-Asset	1.05	0.90

During the period ended June 30, 2019, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Service Shares		Investor Shares
Portfolio	Management Fee Waived	Expenses Reimbursed	Management Fee Waived	Expenses Reimbursed

International Equity	$38,218	$—	$—	$—
US Equity Select	28,871	18,352	—	—
US Small-Mid Cap Equity	23,969	—	—	—
Global Dynamic Multi-Asset	258,852	—	6	1,469

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Steet”) provides the Fund with custody and certain fund administration and accounting services.

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for custody out-of-pocket expenses from 1998 until 2015. The dollar amount difference between what was charged and what should have been charged, plus interest, was recorded as a reimbursement when determined in 2016. Pursuant to the expense limitations described above, certain Portfolios experienced management fee waivers during the year ended December 31, 2016. Accord-

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ingly, the reimbursement of out-of-pocket expenses resulted in the reduction in the waiver of management fees for certain Portfolios for the year ended December 31, 2016.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears the cost of printing and mailing prospectuses to potential investors and certain expenses in connection with the offering of Portfolio shares.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Service Shares, for distribution and servicing of accounts. The Distributor may make payments to participating insurance companies, certain financial institutions, securities dealers and other industry professionals for providing these services.

DST Asset Manager Solutions, Inc. (“DST”) is the Fund’s transfer and dividend disbursing agent. During the period ended June 30, 2019, DST waived $3,067 of its fees for the Global Dynamic Multi-Asset Portfolio.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. For the period ended June 30, 2019, each Director who is not an affiliated person of the Investment Manager or any of its affiliates was paid by all of the funds in the Lazard Fund Complex: (1) an annual retainer of $232,000, (2) an additional annual fee of $33,000 to the lead Independent Director (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund), and (3) an additional annual fee of $23,000 to the Audit Committee Chair. The Independent Directors may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors also are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent

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Directors’ fees are allocated among the funds in the Lazard Fund Complex at a rate of $5,000 per fund with the remainder allocated based upon each fund’s proportionate share of combined net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2019 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$48,118,664	$84,261,203
International Equity	24,544,333	46,269,940
US Equity Select	1,535,816	359,334
US Small-Mid Cap Equity	15,308,987	21,040,372
Global Dynamic Multi-Asset	183,323,727	187,868,306

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$8,721,922	$18,264,215

For the period ended June 30, 2019, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

(a) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(b) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may

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be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the US. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(c) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager generally does not intend to actively hedge the Portfolios’ foreign currency exposure.

(d) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Portfolio’s investments in these securities to decline. Interest rate risk is usually greater for fixed-income securities with

78  Semi-Annual Report

longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. During periods of reduced market liquidity, a Portfolio may not be able to readily sell debt securities at prices at or near their perceived value. An unexpected increase in Portfolio redemption requests, including a single large request for a significant percentage of a Portfolio’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio’s share price and increase the Portfolio’s liquidity risk and/or Portfolio expenses. Economic and other developments can adversely affect debt securities markets.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher-rated securities. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some fixed-income securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by a Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the

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proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

Forward Currency Contracts Risk—Forward currency contracts may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risk of default by the counterparty to the contracts and can be illiquid. These contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Derivatives transactions incur costs, either explicitly or implicitly, which reduce return. Successful use of derivatives is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market. Use of forward currency contracts, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation technique may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2019:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019

Emerging Markets Equity Portfolio
Common Stocks*
Argentina	$11,165,279	$—	$—	$11,165,279
Brazil	51,031,881	—	—	51,031,881
China	31,027,527	80,158,931	—	111,186,458
Egypt	—	6,344,543	—	6,344,543
Hong Kong	—	6,053,959	—	6,053,959
Hungary	—	9,211,058	—	9,211,058
India	5,927,051	56,942,086	—	62,869,137
Indonesia	10,370,142	22,329,787	—	32,699,929
Luxembourg	4,006,177	—	—	4,006,177
Malaysia	—	3,603,672	—	3,603,672
Mexico	19,926,569	—	—	19,926,569
Pakistan	—	4,231,368	—	4,231,368
Philippines	4,729,377	—	—	4,729,377
Russia	8,912,994	47,236,385	—	56,149,379
South Africa	—	43,546,194	—	43,546,194
South Korea	—	83,427,752	—	83,427,752
Taiwan	—	26,865,125	—	26,865,125
Thailand	—	10,426,872	—	10,426,872
Turkey	—	12,670,542	—	12,670,542
Short-Term Investments	14,458,578	—	—	14,458,578
Total	$161,555,575	$413,048,274	$—	$574,603,849

82 Semi-Annual Report

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019

International Equity Portfolio
Common Stocks*
Australia	$2,015,487	$2,476,437	$—	$4,491,924
Belgium	—	4,491,573	—	4,491,573
Canada	9,050,947	—	—	9,050,947
China	—	2,846,452	—	2,846,452
Denmark	—	2,639,281	—	2,639,281
Finland	—	4,207,749	—	4,207,749
France	—	22,008,910	—	22,008,910
Germany	—	8,449,536	—	8,449,536
India	1,910,155	—	—	1,910,155
Ireland	1,831,454	—	—	1,831,454
Israel	—	1,975,325	—	1,975,325
Japan	—	21,762,170	—	21,762,170
Netherlands	—	12,556,307	—	12,556,307
Norway	—	3,987,498	—	3,987,498
Singapore	—	4,517,651	—	4,517,651
South Korea	—	2,056,538	—	2,056,538
Spain	—	2,433,055	—	2,433,055
Sweden	—	5,999,904	—	5,999,904
Switzerland	—	8,129,147	—	8,129,147
United Arab Emirates	—	867,334	—	867,334
United Kingdom	—	22,845,914	—	22,845,914
United States	9,802,443	1,674,913	—	11,477,356
Preferred Stocks*
Germany	—	2,971,264	—	2,971,264
Short-Term Investments	5,914,572	—	—	5,914,572
Total	$30,525,058	$138,896,958	$—	$169,422,016
US Equity Select Portfolio
Common Stocks*	$8,808,070	$—	$—	$8,808,070
Short-Term Investments	358,233	—	—	358,233
Total	$9,166,303	$—	$—	$9,166,303
US Small-Mid Cap Equity Portfolio
Common Stocks*	$55,207,389	$—	$—	$55,207,389
Short-Term Investments	563,161	—	—	563,161
Total	$55,770,550	$—	$—	$55,770,550

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019

Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks*
Australia	$6,226,699	$3,054,490	$—	$9,281,189
Belgium	3,021,392	332,231	—	3,353,623
Canada	13,636,630	—	—	13,636,630
China	268,370	—	—	268,370
Denmark	618,261	1,195,794	—	1,814,055
Finland	1,771,274	—	—	1,771,274
France	1,801,703	4,722,161	—	6,523,864
Germany	2,388,417	1,608,605	—	3,997,022
Hong Kong	4,303,406	389,390	—	4,692,796
Israel	1,909,262	577,259	—	2,486,521
Italy	4,199,100	1,882,010	—	6,081,110
Japan	13,732,584	8,753,274	—	22,485,858
Netherlands	3,303,793	1,024,377	—	4,328,170
Norway	711,647	1,669,696	—	2,381,343
Puerto Rico	371,407	—	—	371,407
Singapore	2,180,786	487,674	—	2,668,460
Spain	759,180	188,353	—	947,533
Sweden	3,706,123	—	—	3,706,123
Switzerland	6,495,553	1,408,026	—	7,903,579
United Kingdom	16,214,053	2,516,169	—	18,730,222
United States	181,818,211	—	—	181,818,211
Corporate Bonds*	—	27,823,658	—	27,823,658
Foreign Government Obligations*	—	48,100,624	—	48,100,624
Quasi Government Bonds*	—	1,919,362	—	1,919,362
Supranational Bonds	—	10,985,916	—	10,985,916
US Government Securities	—	1,690,978	—	1,690,978
US Municipal Bonds	—	3,014,732	—	3,014,732
US Treasury Securities	—	9,570,403	—	9,570,403
Short-Term Investments	4,946,678	—	—	4,946,678
Other Financial Instruments†
Forward Currency Contracts	—	554,214	—	554,214
Total	$274,384,529	$133,469,396	$—	$407,853,925
Liabilities:
Other Financial
Instruments†
Forward Currency Contracts	$—	$(730,158)	$—	$(730,158)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2019, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$66,900,000
Average amounts sold	$63,900,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$554,214

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$730,158

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$161,817

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(1,205,079)

None of the other Portfolios presented traded in derivative instruments during the period ended June 30, 2019.

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As of June 30, 2019, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in the Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2019:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$554,214	$—	$554,214

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$172,318	$(70,675)	$—	$101,643
HSBC Bank USA NA	305,754	(305,754)	—	—
JPMorgan Chase Bank NA	64,612	(64,612)	—	—
Morgan Stanley & Co. Inc.	11,530	(2,691)	—	8,839
Total	$554,214	$(443,732)	$—	$110,482

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$730,158	$—	$730,158

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$70,675	$(70,675)	$—	$—
HSBC Bank USA NA	465,691	(305,754)	—	159,937
JPMorgan Chase Bank NA	180,380	(64,612)	—	115,768
Morgan Stanley & Co. Inc.	2,691	(2,691)	—	—
State Street Bank and Trust Co.	10,721	—	—	10,721
Total	$730,158	$(443,732)	$—	$286,426

10. Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Management has evaluated the impact of the amendments and has adopted these amendments and incorporated the changes in the current financial statements and related disclosures. For public business entities, the amendments in this ASU became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

In August 2018, the FASB issued, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU apply to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has evaluated the impact of the amendments and has elected to adopt these amendments and incorporate the changes in the current financial statements.

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11. Subsequent Events

Management has evaluated subsequent events affecting the Fund through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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Lazard Retirement Series, Inc.

Board of Directors and Officers Information (unaudited)

Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Independent Directors(3):

Franci J. Blassberg (1953)	Director (August 2014)	Debevoise & Plimpton LLP, a law firm, Of Counsel (2013 – present)

Cornell Law School, Adjunct Professor (2013 – 2016, 2019)

The Buchmann Faculty of Law, Tel Aviv University, Visiting Professor (2019)

University of California, Berkeley School of Law, Adjunct Professor (Spring 2017)

Kenneth S. Davidson (1945)	Director (April 1997)	Davidson Capital Management Corporation, an investment manager, President (1978 – present)

Landseer Advisors LLC, an investment manager, Senior Advisor (2012 – 2014)

Nancy A. Eckl (1962)	Director (May 2007)	College Retirement Equities Fund (eight accounts), Trustee (2007 – present)

TIAA-CREF Funds (69 funds) and TIAA-CREF Life Funds (11 funds), Trustee (2007 – present)

TIAA Separate Account VA-1, Member of the Management Committee (2007 – present)

Trevor W. Morrison (1971)	Director (April 2014)	New York University School of Law, Dean and Eric M. and Laurie B. Roth Professor of Law (2013 – present)

Columbia Law School, Professor of Law (2008 – 2013)

Richard Reiss, Jr. (1944)	Director (April 1997)	Georgica Advisors LLC, an investment manager, Chairman (1997 – present)

Resource America, Inc., a real estate asset management company, Director (2016 – 2018)

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) and Other Public Company Directorships Held During the Past Five Years(2)

Robert M. Solmson (1947)	Director (September 2004)	Fairwood Capital, LLC, a private investment corporation engaged primarily in real estate and hotel investments, Co-Managing Partner and Managing Director (2008 – present)

Interested Directors(4):

Ashish Bhutani (1960)	Director (July 2005)	Investment Manager, Chief Executive Officer (2004 – present)

Lazard Ltd, Vice Chairman and Director (2010 – present)

Nathan A. Paul (1973)	Director (October 2017), Chief Executive Officer and President	Investment Manager, Chief Business Officer (April 2017–present) and Managing Director (2003–present)
	(February 2017; previously, Vice President and Secretary since April 2002)	Investment Manager, General Counsel (2002–April 2017)

(1)	The address of each Director of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each Director serves as a Director for each of the funds in the Lazard Fund Complex (comprised of, as of July 31, 2019, 39 active investment portfolios). Each Director serves an indefinite term, until his or her successor is elected, and each Director serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	“Independent Directors” are not “interested persons” (as defined in the 1940 Act) of the Fund.
(4)	Messrs. Bhutani and Paul are “interested persons” (as defined in the 1940 Act) of the Fund because of their positions with the Investment Manager.

The Fund’s Statement of Additional Information contains further information about the Directors and is available without charge by calling 800-823-6300, or online, at www.lazardassetmanagement.com.

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Name (Year of Birth) Address(1)	Position(s) with the Fund (Since) and Term(2)	Principal Occupation(s) During the Past Five Years

Officers(3):

Mark R. Anderson (1970)	Chief Compliance Officer (September 2014), Vice President and Secretary (February 2017)	Managing Director (since February 2017, previously Director), Chief Compliance Officer (since September 2014) and General Counsel (since April 2017) of the Investment Manager

Senior Vice President, Counsel and Deputy Chief Compliance Officer of AllianceBernstein L.P. (2004 – August 2014)

Christopher Snively (1984)	Chief Financial Officer (March 2016)	Senior Vice President of the Investment Manager (since November 2015)

Assurance Manager at PricewaterhouseCoopers LLP (2008 – November 2015)

Stephen St. Clair (1958)	Treasurer (May 2003)	Vice President of the Investment Manager

Shari L. Soloway (1981)	Assistant Secretary (November 2015)	Head of Legal, North America (since January 2019, previously Senior Vice President, Legal and Compliance (since September 2015)) of the Investment Manager

Vice President and Associate General Counsel of GE Asset Management (July 2011 – September 2015)

Jessica A. Falzone (1989)	Assistant Secretary (January 2019)	Vice President, Legal and Compliance, of the Investment Manager (since March 2018)

Associate at Schulte Roth & Zabel LLP (2014 – March 2018)

Cesar A. Trelles (1975)	Assistant Treasurer (December 2004)	Vice President of the Investment Manager

(1)	The address of each officer of the Fund is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300.
(2)	Each officer serves for an indefinite term, until his or her successor is elected and qualifies or until his or her earlier resignation or removal. Each officer serves in the same capacity for the other funds in the Lazard Fund Complex.
(3)	In addition to Nathan A. Paul, Chief Executive Officer and President (since February 2017; previously, Vice President and Secretary since April 2002), whose information is included in the Interested Directors section above.

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Lazard Retirement Series, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the U.S. Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files its complete schedule of Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of New Management Agreements

All Portfolios except Lazard Retirement International Equity Value Portfolio and Lazard Retirement International Quality Growth Portfolio.

At meetings of the Board held on May 22, 2019 and June 5, 2019, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 5, 2019 meeting,

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additional information requested by the Independent Directors at the May 22, 2019 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients (of which the Lazard Funds complex of 39 active funds comprised approximately $29 billion of the approximately $235 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2019).

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its personnel, resources, financial condition and experience; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; and Portfolio asset flows and the growth or decline in asset levels. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $29 billion fund complex not managed by a large, global firm such as the Investment Manager.

Semi-Annual Report  93

Comparative Fee, Expense Ratio and Performance Information

The Board reviewed information prepared by Strategic Insight, an independent provider of investment company data, comparing, for the fiscal year ended December 31, 2018, for each of the five active Portfolios (the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity, US Small-Mid Cap Equity and US Equity Select Portfolios), each Portfolio’s:

•	contractual management fee (i.e., without giving effect to any fee waivers), referred to in the Strategic Insight materials as “advisor fee,” expense ratio (net of any fee waivers or expense reimbursements) and performance (for one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to those of a group of comparison funds selected by Strategic Insight (a “Group”);

•	advisor fee and expense ratio to a broader group of funds based on the Portfolio’s Morningstar category (an “Expense Universe”); and

•	performance (for the one-, three-, five- and ten-year periods ended March 31, 2019, as applicable) to that of the variable annuity underlying funds in the Portfolio’s Morningstar category (a “Category”) and benchmark index and the Portfolio’s performance for each of the four most recently completed calendar years, as applicable, and the first quarter of 2019, to the Portfolio’s benchmark index.

The Strategic Insight materials outlined the process of construction of the Groups, Expense Universes and Categories, and representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodologies used by Strategic Insight in constructing the Groups, Expense Universes and Categories, including how the methodologies could affect the results of the comparisons.

For the inactive Portfolios, comparisons consisted of each Portfolio’s: advisor fee and estimated expense ratio to the Portfolio’s Group and the Portfolio’s Expense Universe (there was no performance to analyze). The Board determined to defer considera-

94  Semi-Annual Report

tion of advisor fees in the Management Agreement (and review of expense ratios) until a Portfolio was to commence operations, at which time current information regarding advisor fees and the estimated expense ratio would be provided and considered. Accordingly, the following discussion of advisor fees, expense ratios and performance was limited to those of the five active Portfolios, although it was noted that the Investment Manager proposed to lower the expense limitation for the Emerging Markets Income Portfolio (an inactive Portfolio).

Advisor Fees and Expense Ratios. Representatives of the Investment Manager discussed the results of the Strategic Insight advisor fee and expense ratio comparisons with the Board, which showed that the advisor fees and expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was waiving advisor fees and/or reimbursing expenses for certain Portfolios.

As applicable, the Board also considered fees paid to the Investment Manager by any funds advised or sub-advised by the Investment Manager utilizing the same investment strategies as the Portfolios, as well as any separately managed accounts of the Investment Manager with similar investment objectives, policies and strategies (for each Portfolio, collectively with such funds, “Similar Accounts”). Representatives of the Investment Manager discussed the nature of the Similar Accounts and the significant differences in services provided by the Investment Manager to the different types of Similar Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Similar Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the fees paid to the Investment Manager by the Portfolios.

Semi-Annual Report  95

Performance. When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional performance information, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information (as requested by the Board) from the Investment Manager in respect of Portfolios with relative underperformance compared to the relevant Group, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2018 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant indirect benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The profitability percentages were within ranges determined by relevant court cases not to be so disproportionately large that they

96  Semi-Annual Report

bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. It was noted that each Portfolio had declining or generally stable assets over the past calendar year so that the potential that the Investment Manager may have realized any economies of scale was reduced.

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $235 billion global asset management business.

•	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

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•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

•	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase and determined that they would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement, including information on the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

98  Semi-Annual Report

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

https://www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

http://www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com
Performance information as of the most recent month end is available online at www. lazardassetmanagement.com. LZDPS010	We Recycle This document is printed on recycled paper.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 22, 2019

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 22, 2019